September 1, 2005
Via Hand Delivery

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Mr. William Friar
Re:	FCB Bancorp, Camarillo, California Pre-Effective Amendment No. 2 to Form S-4 (File No. 333-126401)
Ladies and Gentlemen:
     On behalf of our client, FCB Bancorp (“FCB”), and in response to your comment letter dated August 26, 2005, we respectfully submit for your review three (3) copies of the Pre-Effective Amendment No. 2 to FCB’s Registration Statement on Form S-4, marked to show the changes (with the printer’s “r” tags) from FCB’s Pre-Effective Amendment No. 1 filed on August 15, 2005.
     For your information, the Pre-Effective Amendment No. 2 was filed via Edgar today.
     Please note that the following corresponds to the numbered items listed in your comment letter, a copy of which is also enclosed (capitalized terms not otherwise defined herein shall have the same meanings ascribed to them in the Registration Statement, as amended) (all page references below correspond to the enclosed marked version):
Introduction, page 3
1.	Please revise this section to conform to the principles of plain English. For example, please avoid using legalistic parentheticals. Also please revise to avoid a legalistic or overly technical description of the transactions. We note as examples such phrases as “pursuant to,” “merge with and into,” “for a moment in time.”

The Introduction section has been revised to conform to the principles of plan English.

Securities Exchange Commission
September 1, 2005

Loans, page 39
2.	We note your response to our prior comment 14. Please revise your disclosure to include a discussion of the specific risks that attach to each type of loan in your portfolio, as well as the degree of risk inherent in each type of loan relative to the other types of loans.

The discussion of loans has been expanded and revised to include a discussion of the specific risks that attach to each type of loan in First California Bank’s portfolio, and to address the degree of risk inherent in each type of loan relative to the other types of loans.
Background and Description of South Coast Bancorp Transaction, page 64
3.	Provide us with a full description of the details of the private placement offering, including the number of shares that will be sold in the offering, the timing of the offering, its current status, the price at which the shares are to be sold and the method used to determined the price. Tell us what exemption from registration is being claimed and the relevant facts to support the use of that exemption. Submit a copy of any offering memoranda. Give us your analysis of why the private placement should not be integrated with the present public offering. Also, tell us why the mention of the offering in the S-4 does not constitute a general solicitation.

On May 26, 2005, FCB and First California Bank engaged Keefe, Bruyette & Woods, Inc. (“KBW”) in connection with the placement of FCB’s common stock in a private placement (the “2005 Private Offering”). FCB has included a copy of the Private Placement Agency Agreement as Exhibit 10.10 to the Registration Statement. In connection with the 2005 Private Offering, FCB distributed a Private Placement Memorandum to a limited number of accredited investors. A copy of the Private Placement Memorandum is submitted as requested. On June 9, 2005, 21 investors subscribed for 1,115,000 shares of FBC’s common stock at a purchase price of $19.75 per share in connection with the 2005 Private Offering. FCB has not solicited any additional subscriptions and has not and will not accept any additional subscriptions. The price of FCB’s common stock sold in the 2005 Private Offering was determined through negotiations among FCB and the investors. In addition to prevailing market conditions, the factors considered in determining the offering price included (1) the valuation multiples of publicly traded companies that are engaged in similar activities to FCB, including the trading price of First California Bank’s common stock, (2) FCB and First California Bank’s financial information, (3) the history of, and the prospects for, FCB and the industry in which it competes, (4) an assessment of FCB’s management, its past and present operations, and the prospects for, and timing of, FCB’s future performance, (5) the present state of FCB’s development and (6) the above factors in relation to market

Securities Exchange Commission
September 1, 2005

values and various valuation measures of other companies engaged in activities similar to FCB. FCB has included a form of the subscription agreements returned by the 2005 Private Offering investors and a form of registration rights agreement for the shares of common stock to be issued in the 2005 Private Offering as Exhibits 10.9 and 10.11, respectively, to the Registration Statement. FCB has also revised the registration statement to include appropriate disclosure concerning the 2005 Private Offering.

FCB is making the 2005 Private Offering without registration under the Securities Act in reliance on the exemptions from registration contained in Section 4(2) of, and Rule 506 of Regulation D promulgated under, the Securities Act. These issuance are not subject to integration with the present public offering pursuant to the Rule 152 safe harbor from integration for a Section 4(2) offering effected prior to the filing of a registration statement, as interpreted by the Staff of the Commission in Black Box, Inc. (available June 26, 1990), and Squadron, Ellenoff, Pleasant & Lehrer (available February 28, 1992). The issuance of common stock at the closing of the 2005 Private Offering constituted a private placement that was “completed” prior to the filing of the registration statement for the public offering because all of the investors in the 2005 Private Offering had committed to the terms of the 2005 Private Offering prior to the filing of he registration statement, subject only to conditions, the satisfaction of which were not within the control of the investors. Subsequent to the execution of the subscription agreements for the 2005 Private Offering, there was no renegotiation of the terms of the 2005 Private Offering. Moreover, there was no general solicitation of the investors in connection with the 2005 Private Offering and all of the investors in the 2005 Private Offering are accredited investors. Finally, FCB’s inclusion of limited details about the 2005 Private Offering in the Registration Statement does not constitute a general solicitation since the 2005 Private Offering was “completed” prior to the filing of the registration and no additional solicitations have been made and no additional subscriptions have been or will be accepted after the filing of the Registration Statement.

The discussions regarding the 2005 Private Offering in the “Introduction” section and in the section entitled “South Coast Bancorp, Inc.” (page 64) have been revised to include information concerning the 2005 Private Offering. In addition, the section entitled “Description of FCB Bancorp Common Stock” has been revised to include a discussion regarding FCB’s registration rights obligations in connection with the shares to be issued in the 2005 Private Offering. FCB also has filed the form of registration rights agreement in connection with the 2005 Private Offering as Exhibit 10.11 to the Registration Statement.

4.	Provide us with similar information regarding the issuance of the trust preferred securities.

The issuance of approximately $10 million of non-convertible trust preferred securities (the “Trust Preferred Placement”) will be made directly to KBW, a “qualified institutional buyer”

Securities Exchange Commission
September 1, 2005

as defined in Rule 144A promulgated under the Securities Act, and possibly one other qualified institutional buyer. FCB has discussed the terms of the Trust Preferred Placement with KBW and KBW has indicated that it may invite another investor with which KBW has made similar investments to participate in the Trust Preferred Placement. The terms of the Trust Preferred Placement will be negotiated between FCB and KBW (and possibly this other investor) and are expected to reflect market terms for such instruments at the time of such issuance. The Trust Preferred Placement will be exempt from registration under Section 4(2) of the Securities Act because it will not involve a public offering of securities of FCB. Moreover, the Trust Preferred Placement would involve different securities than included in the registration statement and will be issued for different consideration than the offering to be effected under the registration statement. The registration statement is not a general solicitation in connection with the Trust Preferred Placement because FCB did not solicit KBW (and will not solicit the other investor) by means of the registration statement, which only included disclosure about the Trust Preferred Placement sufficient to assist First California Bank’s shareholders in connection with their investment decision in connection with the merger. Under the Staff’s policy position articulated in Black Box and Squadron, Ellenoff, as a private placement solely to a single qualified institutional buyer or large institutional accredited investor, such issuance should not be integrated with the offering to be effected under the registration statement.
Part II
Undertakings
5.	Please include the undertaking found in Item 512(h) of Regulation S-K.

The undertaking found in Item 521(h) of Regulation S-K has been added.
**********************

     Please note that the timing of the mailing of the proxy materials has become critical. Under the terms of the definitive agreement with South Coast Bancorp, the transaction must close by September 30, 2005. Prior to and as a condition to the closing of that transaction, the proposed holding company reorganization must close. FCB has tentatively scheduled its shareholders’ meeting for September 20 in order to provide for sufficient time to consummate the holding company formation, close the 2005 Private Offering, complete the Trust Preferred Placement and then consummate the South Coast transaction by the September 30 drop dead date. California law requires that FCB provide shareholders with at least 10 days prior notice of the meeting, which means that FCB must mail its proxy materials by no later than September 10 in order to hold the meeting on September 20. Accordingly, we would sincerely appreciate every effort your office can make in expediting your review of the document.

Securities Exchange Commission
September 1, 2005

     Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

Very truly yours, Gary M. Horgan

cc:	Mr. C. G. Kum Casey Fleck, Esq. Young H. Park, Esq.

CONFIDENTIAL
PRIVATE PLACEMENT MEMORANDUM
                            Shares
FCB Bancorp
Common Stock
        We are offering up to                      shares (the “Shares”) of common stock, no par value (the “Common Stock”), of FCB Bancorp (the “Company”). We are conducting this offering in order to fund our acquisition of South Coast Bancorp, Inc. and to provide working capital. The Company was formed at the direction of the Board of Directors of First California Bank (the “Bank”) for the purpose of establishing a holding company for the Bank. For more information, please see “Important Notices,” “Risk Factors” and “Use of Proceeds” on pages 1, 16, and 21, respectively.
      The Shares have not been registered under the Securities Act of 1933, as amended (“Securities Act”), or any state securities laws, and, unless so registered, may not be offered or sold except pursuant to an exemption from, or in a transaction not subject to, those laws. Accordingly, the shares offered hereby are being offered and sold only to “accredited investors” (as defined in Rule 501(a) of the Securities Act). Prospective purchasers are hereby notified that the Shares offered hereby are restricted securities issued pursuant to an exemption from the registration requirements of Section 5 of the Securities Act. The Shares will not be transferable except in accordance with the restrictions and/or after registration, as described under “Important Notices” on page 1.
      We reserve the right to withdraw, cancel or modify this offer and reject orders in whole or in part. It is expected that the closing of the sale of the Shares will be made in Camarillo, California on or about                     , 2005.
KEEFE, BRUYETTE & WOODS
The date of this private placement memorandum is May 26, 2005.

ii

IMPORTANT NOTICES
Subscription Agreement and Conditions to Sale of the Shares
      Payment of the purchase price for the Shares subscribed for in this offering shall be made at the offices of [                    ], or such other place as shall be agreed upon by the subscriber and the Company, at 9:00 A.M., New York City time, on the date that the acquisition of South Coast Bancorp is consummated, or such other time not later than ten business days after such date as shall be agreed upon by the subscriber and the Company (such date of payment and delivery being herein called the “Closing Date”). The Company shall notify subscribers at least two business days prior to the Closing Date that the Company expects that the Closing Date will occur on such date. In the event that each of the following transactions are not consummated by the Closing Date: (i) the holding company reorganization, (ii) the trust preferred offering, and (iii) the acquisition of South Coast Bancorp; the Company shall return to each subscriber any funds that the subscriber has distributed to the Company for the Shares no later than one business day after receipt of such funds. In addition, the subscription agreement will terminate if the sale of the Shares has not occurred on or prior to October 10, 2005.
The Shares are restricted securities
      The Shares have not been registered under the Securities Act or under the laws of any state and, therefore, the Shares cannot be resold except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws. Consequently, you may not be able to resell the Shares until a registration statement covering the Shares is filed by us and declared effective by the Securities and Exchange Commission (the “SEC”). You must be prepared to bear the economic risk of an investment in the Shares for that period of time.
      Any certificates representing Shares issued prior to their registration will include a legend referring to the above transfer restrictions.
      In connection with the sale of the Shares, we will enter into a registration rights agreement, in the form attached hereto as Exhibit B, with each purchaser of Shares. The registration rights agreement will require us to file a registration statement on an appropriate form with the SEC within ninety (90) days after the closing of the sale of the Shares. In addition, we will be required to use our best reasonable efforts to cause the registration statement to become effective within one hundred and fifty (150) days after the closing. In the event we fail to file the registration statement with the SEC within such 90 day period, or the registration statement is not effective within 150 days after the closing, we will be obligated to pay “liquidated damages” in the form of cash payments for the period running from the 90th or 150th day after closing, as applicable, and ending on the sooner of the date on which the registration statement is filed or declared effective, as applicable, and the second anniversary of the closing. Except in certain circumstances, liquidated damages will also be payable for any period during which the registration statement ceases to be effective when the Company is required to keep the registration statement effective. Liquidated damages accrue at a rate of 1% of the aggregate purchase price per annum for the first 90 days of registration default, increasing by an additional .5% for each subsequent 90 day period of registration default up to a maximum rate of 2% per annum. For a more detailed description of the terms of the Registration Rights Agreement, see “Registration Rights” on page 57.
SEC Review
      In the course of the review by the SEC of the registration statement that we have agreed to file and the registration statement that we expect to file in connection with the holding company reorganization, we may be required to make changes to the description of our business, our financial information and data and the presentation of our financial information included in this private placement memorandum. Any such changes or modifications could be significant. In addition, the SEC could require that we include additional financial information in the registration statements that are filed with the SEC or remove certain financial information included in this private placement memorandum from such registration statements. Any such changes could be significant. In addition, the SEC may not view certain financial data included in this private placement memorandum as complying with Article 11 of Regulation S-X of the SEC, and may require us to modify or reformulate such information contained in this private placement memorandum. Any such modifications or reformulations could be significant.
Notices regarding the private placement and this private placement memorandum
      The Shares offered hereby involve a high degree of risk. Accordingly, you should not purchase these Shares if you cannot afford the loss of your entire investment. Prospective investors should carefully consider the matters discussed under the caption “Risk Factors” prior to making any investment in us.
      Neither the SEC nor any state securities commission or other regulatory authority has approved or disapproved of the Shares or determined if this memorandum is truthful or complete. Any representation to the contrary is a criminal offense.
      This offer and sale of Shares is intended to be exempt from (a) registration with the SEC as a private placement under Section 4(2) of the Securities Act and Regulation D promulgated thereunder, and (b) registration and/or qualification under the securities laws of the states in which this offering is being made pursuant to exemptive provisions of such laws or pursuant to Section 18 of the Securities Act making such laws inapplicable to this offering. Consequently, this private placement memorandum may not present as much information as would be required, and the terms of this offering may not be as favorable to you as would be required, if this offer and sale were so registered or qualified.
      This private placement memorandum constitutes an offer only to the person to whom it was first delivered and only if such person meets the suitability standards set forth in this private placement memorandum. This private placement memorandum does not constitute an offer to any other person or the public generally to subscribe for or otherwise to acquire the Shares. No action has been taken that would permit an offering of the Shares or the circulation or distribution of this private placement memorandum or any offering material in relation to us or the Shares in any country or jurisdiction where action for that purpose is legally required. This private placement memorandum is not an offer to sell to or a solicitation of an offer to buy from, nor shall any Shares be offered or sold to, any person in any jurisdiction in which such an offer, solicitation, purchase or sale would be unlawful under the laws of such jurisdiction.
      To purchase Shares offered hereby, you must complete and return a subscription agreement in the form of Exhibit A to this private placement memorandum and which shall be separately provided, pursuant to which you must represent that you are an “accredited investor” as defined in this private placement memorandum. See “Representations and Acknowledgements of Investors” on page 62. The subscription agreement and the registration rights agreement contain other important representations, warranties and covenants. The form of registration rights agreement, Exhibit B to this private placement memorandum, shall be separately provided. In addition, the subscription agreement incorporates by reference the placement agency agreement, dated                    , 2005, between the Company and the placement agent, which contains certain important representations, warranties and covenants of the Company. The subscription agreement further provides that a purchaser of Shares may enforce the placement agency agreement against the Company as if the purchaser were a party to the placement agency agreement. The placement agency agreement, Exhibit C to this private placement memorandum, shall be separately provided. You should carefully review these documents with your legal, financial, tax and other advisers.
      In addition, the Company is offering Shares only to sophisticated investors who are capable of evaluating for themselves the merits and risks of an investment in us. In making an investment decision, you must rely on your examination of us, our prospects and the terms of this offer. We have prepared this private placement memorandum to assist you in your evaluation, but this private placement memorandum may be incomplete and may not address all issues relevant to you and may not fully discuss those issues that are addressed. You should consult your legal, financial, tax and other advisors prior to subscribing for Shares.
      Our offer to sell Shares is made subject to the terms described in this private placement memorandum and the subscription agreement, and may be withdrawn at any time. We and Keefe, Bruyette & Woods, Inc., our placement agent, reserve the right to reject any subscription in whole or in part for any reason whatsoever, to modify, amend or withdraw all or any portion of this offer or to allot to you fewer Shares than you desire to purchase. Neither we nor the placement agent shall have any liability to you for any of the foregoing.

      This private placement memorandum makes no representations or warranties to investors. The only representations and warranties in connection with this offering that shall have any legal effect are those contained in (or made pursuant to) one or more definitive written agreements (including a subscription agreement and registration rights agreement) when, as and if executed, and subject to the limitations and restrictions specified in such definitive written agreements. Although we believe all information in this private placement memorandum is correct as of its date, nothing contained in this private placement memorandum is, or shall be relied upon as, a promise or representation, whether as to the past or the future. The delivery of this private placement memorandum at any time after the date on its cover does not imply that the information herein remains correct as of any later date.
      Any additional information given or made by us or the placement agent or its representatives (other than in a written agreement), whether written or oral, does not constitute and shall not be construed as a representation or warranty as to the matters addressed, should not be relied upon by you and is qualified in its entirety by the information set forth in this private placement memorandum (as it may be supplemented in writing) including, but not limited to, the risk factors set forth herein. We and the placement agent expressly disclaim any and all liability based on or relating to use of information in this private placement memorandum or additional information provided by them or their representatives.
      If you invest in the Shares, you will be deemed to have acknowledged that (1) you have been afforded an opportunity to request and to review, and have received and reviewed, all additional information that you considered to be necessary to verify the accuracy of or to supplement the information herein, and (2) neither we nor the placement agent authorized any person to make any representation or warranty concerning the Shares or us and, if given or made, that you have not relied on any such purported representation or warranty.
      If you wish to invest in the Shares, you will also be deemed to have made the acknowledgements, representations and agreements as set forth under the caption “Notice to Investors.”
      As you have previously agreed with the Placement Agent, this private placement memorandum is confidential. The acceptance of this private placement memorandum from the Company or the Placement Agent constitutes an agreement by the recipient hereof, pending the Company’s public disclosure of material, non-public information contained herein, (a) not to use any such information other than in connection with evaluating this offering, (b) not to purchase or sell the Company’s securities outside of this offering, and (c) to abide by all applicable restrictions imposed by the United States securities laws in connection with this offering. The agreements set forth in the preceding sentence are intended for our benefit and we may enforce these agreements. The Company will publicly disclose all material, non-public information contained herein in a registration statement filed in connection with the holding company reorganization. If you have received a copy of this private placement memorandum without having agreed to the above restrictions, please notify the placement agent at (212) 887-8908 or (212) 887-7777 so as to make arrangements for its return.
      This private placement memorandum does not render professional advice. In particular, you should not construe the contents of this private placement memorandum as investment or legal advice. You should consult your financial advisors, counsel, accountants, tax experts and other advisors as to legal, tax, business, financial and related aspects of an investment in the Shares. No representation or warranty is made as to whether, or the extent to which, the Shares constitute legal investments for investors whose investment authority is subject to legal restrictions. Such investors should consult their legal advisors regarding such matters.
      Like all summaries, the description of our agreements and organizational documents in this private placement memorandum are incomplete. Such descriptions are qualified in their entirety by reference to the complete text of such agreements and documents, copies of which may be obtained from us upon request.
Notices regarding the placement agent
      The placement agent has not verified the information we have prepared and presented. The placement agent’s sole role in this offering is to introduce us to prospective investors and to facilitate communications between investors and us. The placement agent makes no representation or warranty of any kind as to any aspect of this offering.

Cautionary note regarding the forward-looking statements in this private placement memorandum
      Certain statements contained in this private placement memorandum, including, without limitation, statements containing the words “believes,” “anticipates,” “intends,” “expects,” and words of similar import, constitute “forward-looking statements.” Such forward looking statements involve known and unknown risks, uncertainties and other factors that may cause our actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by such forward-looking statements. Such factors include, among others, the following: general economic and business conditions in those areas in which we operate, demographic changes, competition, fluctuations in interest rates, changes in business strategy or development plans, changes in governmental regulation, credit quality, the availability of capital to fund the expansion of our business, and other risk factors referenced in this private placement memorandum. The factors set forth under “Risk Factors” and other cautionary statements made in this private placement memorandum should be read and understood as being applicable to all related forward-looking statements wherever they appear in this private placement memorandum. We disclaim any obligation to update any such factors or to publicly announce the results of any revisions to any of the forward-looking statements contained herein to reflect future events or developments.

TABLE OF CONTENTS

Important Notices	1
Summary	6
The Offering	8
Summary Financial Information	9
Pro Forma Consolidated and Combined Balance Sheet	11
Recent Developments	13
Risk Factors	16
Use of Proceeds	21
Market for Common Stock and Dividends	22
Capitalization	24
Management’s Discussion and Analysis of Financial Condition and Results of Operations	25
Business	41
Supervision and Regulation	47
Description of Capital Stock	56
Registration Rights	57
Shares Eligible for Future Sale	58
Plan of Distribution	60
Notice to Investors	60
Material United States Federal Tax Considerations	63
Legal Matters	64
Independent Auditors	64
Available Information	64
EXHIBITS:
Form of Subscription Agreement
Form of Registration Rights Agreement
Private Placement Agency Agreement

SUMMARY
      The following summary highlights information contained elsewhere in this private placement memorandum. This summary is not intended to be complete. You should carefully read the entire private placement memorandum, including the “Risk Factors” section as well as all Exhibits and documents separately provided and incorporated by reference, before making an investment in the Shares.
      Unless the context requires otherwise, the “Company” refers to FCB Bancorp, the “Bank” refers to First California Bank, “South Coast Bancorp” refers to South Coast Bancorp, Inc., and “SCCB” refers to South Coast Commercial Bank, and the terms “us,” “we,” and “our” refer to FCB Bancorp only.
FCB Bancorp
      FCB Bancorp was incorporated under the laws of the State of California on January 25, 2005, at the direction of the Board of Directors of the Bank for the purpose of becoming the Bank’s holding company. The Company’s principal business will be to serve as a holding company for the Bank. In connection with the pending holding company reorganization, all of the outstanding shares of the Bank’s common stock will be exchanged for shares of the Company’s common stock on a one-for-one basis. It is anticipated that the holding company reorganization will be consummated by no later than September 30, 2005.
      Concurrently with the holding company reorganization, and subject to regulatory approval, the Company is acquiring South Coast Bancorp, Inc. We will use substantially all of the proceeds of this offering to fund the South Coast Bancorp acquisition and to provide working capital.
      The Bank derives its income primarily from interest received on loans and investment securities and from fees received from deposit services. The expenses of the Bank are the interest it pays on deposits and borrowings, salaries and benefits for employees, occupancy costs for its banking offices and general operating expenses. Our assets will consist primarily of the assets of the Bank.
      The Bank currently has six banking offices located in Camarillo, Westlake Village, Oxnard, Ventura, Thousand Oaks and Simi Valley. South Coast Bancorp currently has two banking offices located in Irvine and Anaheim Hills. We may establish additional banking offices in the years to come.
      As of March 31, 2005, the Bank’s total assets were $285.9 million, total deposits were $231.9 million, loans were $185.8 million and total equity was $22.6 million. As of March 31, 2005, SCCB’s total assets were $147.7 million, total deposits were $130.4 million, loans were $121.3 million and total equity was $16.9 million.
Overview of Transactions
      The capital to be raised through this offering, together with approximately $10.0 million of junior subordinated debt in the form of trust preferred securities, will be used by FCB Bancorp to fund its acquisition of South Coast Bancorp, Inc. as a critical element in the following transactions:

The Parties

•	First California Bank (the “Bank”) is California state-chartered commercial bank headquartered in Camarillo, California.

•	FCB Bancorp (the “Company”) is a newly formed California corporation, being organized by and at the direction of the Bank, which will, upon receipt of regulatory and shareholder approval, become the Bank’s holding company.

•	SCB Merger Corp. (the “Merger Sub”) is a newly formed California corporation and wholly-owned subsidiary of the Company.

•	South Coast Bancorp, Inc. (“South Coast Bancorp”) is a California corporation and a bank holding company under the Bank Holding Company Act of 1956, as amended, headquartered in Irvine, California.

•	South Coast Commercial Bank (“SCCB”) is a California state-chartered commercial bank and a wholly-owned subsidiary of South Coast Bancorp.

The Transactions

•	The Company, the Bank, the Merger Sub, South Coast Bancorp and SCCB have entered into an Agreement and Plan of Reorganization dated as of February 2, 2005, pursuant to which the Merger Sub will merge with and into South Coast Bancorp, with South Coast Bancorp surviving, followed immediately by a second stage merger of South Coast Bancorp with and into the Company, with South Coast Bancorp’s shareholders receiving cash consideration in the amount of approximately $36.0 million.

•	Payment of the purchase price for the Shares subscribed for in this offering shall be made at the offices of [ ], or such other place as shall be agreed upon by the subscriber and the Company, at 9:00 A.M., New York City time, on the date that the acquisition of South Coast Bancorp is consummated, or such other time not later than ten business days after such date as shall be agreed upon by the subscriber and the Company (such date of payment and delivery being herein called the “Closing Date”). The Company shall notify subscribers at least two business days prior to the Closing Date that the Company expects that the Closing Date will occur on such date. In the event that each of the following transactions are not consummated by the Closing Date: (i) the holding company reorganization, (ii) the trust preferred offering, and (iii) the acquisition of South Coast Bancorp; the Company shall return to each subscriber any funds that the subscriber has distributed to the Company for the Shares no later than one business day after receipt of such funds. In addition, the subscription agreement will terminate if the sale of the Shares has not occurred on or prior to October 10, 2005.

•	The Company expects to raise approximately $10.0 million through the sale of trust preferred securities which will be used to fund, in part, the proposed acquisition of South Coast Bancorp and provide the Company with additional working capital.

•	In addition to the anticipated $22.0 million to be raised through this offering, and approximately $10.0 million from the trust preferred offering, the Bank will pay a cash dividend of approximately $5.0 million to the Company in order to provide the balance of the funds necessary to close the South Coast Bancorp acquisition.

•	Subsequent to the acquisition of South Coast Bancorp and its merger into the Company, the Bank and SCCB will each be wholly owned subsidiaries of the Company.

•	Once the Bank and SCCB are both wholly owned subsidiaries of the Company, the Company will cause the two banks to consolidate, either by way of a merger or an asset purchase and liability assumption transaction.

•	When all of the above is accomplished, the Company will have one wholly owned subsidiary, First California Bank, which will have materially all of the combined assets of the current First California Bank plus those of SCCB, which are projected on a pro forma basis to be approximately $452 million based upon total assets of each entity as of March 31, 2005.
Our Address
      Our headquarters are located at 1100 Paseo Camarillo, Camarillo, California, 93010. Our telephone number is (805) 322-9308 and our e-mail address is help@fcbank.com. Our Internet address is www.fcbank.com.
Additional Documents
      The following documents have been delivered together with the private placement memorandum to each prospective purchaser of Shares:

•	First California Bank’s Annual Report for the year ended December 31, 2004; and

•	South Coast Bancorp, Inc. Annual Report for the year ended December 31, 2004.
      If you purchase Shares and execute a subscription agreement, you will be required to represent and warrant that these documents have been delivered to you for review and have been received by you.

THE OFFERING

Securities Offered	Up to shares of common stock, no par value of FCB Bancorp.

Payment of Subscription Funds and Conditions
Payment of the purchase price for the Shares subscribed for in this offering shall be made at the offices of [ ], or such other place as shall be agreed upon by the subscriber and the Company, at 9:00 A.M., New York City time, on the date that the acquisition of South Coast Bancorp is consummated, or such other time not later than ten business days after such date as shall be agreed upon by the subscriber and the Company (such date of payment and delivery being herein called the “Closing Date”). The Company shall notify subscribers at least two business days prior to the Closing Date that the Company expects that the Closing Date will occur on such date. In the event that each of the following transactions are not consummated by the Closing Date: (i) the holding company reorganization, (ii) the trust preferred offering, and (iii) the acquisition of South Coast Bancorp; the Company shall return to each subscriber any funds that the subscriber has distributed to the Company for the Shares no later than one business day after receipt of such funds. In addition, the subscription agreement will terminate if the sale of the Shares has not occurred on or prior to October 10, 2005.

Use of Proceeds	Substantially all of the net proceeds will be used to fund our acquisition of South Coast Bancorp and the remaining net proceeds will be used to provide working capital. See “Use of Proceeds” on page 21.

Registration Rights	Pursuant to the registration rights agreement, a form of which is attached hereto as Exhibit B, we will be required to file a registration statement with the SEC within 90 days after the closing of this offering. In addition, we will be required to use our best reasonable efforts to cause the registration statement to become effective within 150 days after the closing. If we miss either deadline, we will be required to pay liquidated damages in the form of cash payments for the registration default period. We will also have to pay liquidated damages in the event the registration statement ceases to be effective when we are required to keep it effective. Liquidated damages accrue at a rate of 1% of the aggregate purchase price per annum for the first 90 days of registration default, increasing by an additional .5% for each subsequent 90 day period of registration default up to a maximum rate of 2% per annum. See “Registration Rights” on page 57.

Investor Qualifications	Each purchaser of Shares must be an accredited investor. See “Notice to Investors” on page 60.

SUMMARY FINANCIAL INFORMATION
First California Bank
      The following tables set forth certain information concerning the financial condition, operating results, and key operating ratios for the Bank, at the dates and for the periods indicated. This information does not purport to be complete and should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” and the Financial Statements of the Bank and Notes thereto.

	As of or for the Year Ended December 31,

	2004	2003	2002	2001	2000

	(Dollars in thousands, except per share amounts)
Results of Operations
Net interest income	$11,656	$10,898	$9,141	$7,488	$6,804
Provision for loan losses	418	510	510	576	115
Noninterest income	1,925	1,899	1,240	1,071	814
Noninterest expense	9,409	8,836	7,222	5,724	5,241
Net income	2,435	2,207	1,614	1,355	1,407
Earnings per share:
Basic	$1.17	$1.12	$0.91	$0.86	$0.88
Diluted	1.14	1.10	0.86	0.86	0.88
Financial Position
Assets	$283,745	$256,285	$203,907	$151,447	$129,408
Loans	182,873	157,952	142,379	121,699	92,024
Deposits	227,190	211,929	186,661	139,356	118,319
Shareholders’ equity	22,545	18,365	16,448	11,248	10,450
Book value per share	10.42	9.26	8.38	7.20	6.57
Ratios
Return on average assets	0.91%	0.99%	0.88%	0.97%	1.25%
Return on average equity	11.97%	12.67%	11.24%	12.64%	14.33%
Average equity to average assets	7.63%	7.83%	7.86%	7.67%	8.72%
Net interest margin(1)	4.78%	5.45%	5.47%	5.96%	6.75%
Efficiency ratio(2)	69.76%	68.92%	69.78%	67.55%	68.80%
Nonaccrual loans to loans	1.19%	1.55%	0.27%	0.66%	1.04%
Allowance for loan losses to loans	1.28%	1.47%	1.38%	1.38%	1.21%

(1)	Computed by dividing net interest income on a tax equivalent basis by average earning assets.

(2)	Computed by dividing noninterest expense by net interest income and noninterest income. The ratio is a measurement of the amount of revenue that is utilized to meet overhead expenses.

South Coast Bancorp, Inc.
      The following tables set forth certain information concerning the financial condition, operating results, and key operating ratios for the South Coast Bancorp, Inc. at the dates and for the periods indicated. This information does not purport to be complete and should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” and the Financial Statements of South Coast Bancorp, Inc. and Notes thereto.

	As of or for the Year Ended December 31,

	2004	2003	2002	2001	2000

	(Dollars in thousands)
Results of operations
Net interest income	$5,809	$6,255	$6,262	$5,663	$5,499
Provision (credit) for loan losses	(55)	(4)	(81)	66	89
Noninterest income	715	1,271	895	536	386
Noninterest expense	3,558	3,888	3,486	3,229	3,050
Net income	2,915	3,515	3,620	1,682	$1,592
Financial position
Assets	$146,725	$142,679	$133,805	$130,499	$121,968
Loans	120,719	115,646	104,714	103,705	100,438
Deposits	128,799	125,485	117,260	115,357	108,496
Shareholders’ equity	16,767	15,781	15,037	13,571	12,379
Ratios(1)
Return on average assets	2.04%	2.58%	2.77%	1.32%	1.36%
Return on average equity	18.13%	22.85%	25.54%	13.08%	13.65%
Equity capital to total assets	11.43%	11.06%	11.24%	10.40%	10.15%
Net interest margin(2)	4.49%	5.07%	5.13%	4.69%	4.94%
Efficiency ratio(3)	53.20%	49.97%	47.06%	50.80%	50.96%
Nonaccrual loans to loans	0.00%	0.07%	0.39%	0.41%	0.43%
Allowance for loan losses to loans	.98%	1.05%	1.15%	1.23%	1.20%

(1)	Source: SNL Financial

(2)	Computed by dividing net interest income on a tax equivalent basis by average earning assets.

(3)	Computed by dividing noninterest expense by net interest income and noninterest income. The ratio is a measurement of the amount of revenue that is utilized to meet overhead expenses.

PRO FORMA CONSOLIDATED AND COMBINED BALANCE SHEET
      The following table sets forth certain information concerning the financial condition for FCB Bancorp and South Coast Bancorp, Inc. on a pro forma combined basis, as of March 31, 2005. This information does not purport to be complete and should be read in conjunction with “Management’s Discussion and Analysis of Financial Condition and Results of Operations,” and the Financial Statements of the Bank and South Coast Bancorp, Inc., and Notes thereto.
FCB Bancorp
Pro Forma Consolidated and Combined Balance Sheet
March 31, 2005

			Pro Forma				Pro Forma
		Proceeds	FCB		Pro Forma		FCB
	Pro Forma	from	Bancorp	South Coast	Purchase		Bancorp
	Consolidated(1)	Offering(2)	Consolidated	Bancorp, Inc.	Adjustments		Consolidated

	(Dollars in thousands)
Assets
Cash and due from banks	$9,048	$30,630	$39,678	$13,502	$(35,270	)(3)	$17,910
Securities	75,005	—	75,005	4,516	(23	)(4)	79,498
Federal funds sold	4,080	—	4,080	7,500	—		11,580
Loans	185,778	—	185,778	121,259	4,992	(4)	312,029
Allowance for loan losses	(2,537)	—	(2,537)	(1,173)	—		(3,710)
Premises and equipment, net	4,828	—	4,828	1,723	1,800	(4)	8,351
Goodwill	—	—	—	—	15,919	(4)	15,919
Other assets	9,707	—	9,707	655	—		10,362

Total Assets	$285,909	$30,630	$316,539	$147,982	$(12,582)		$451,939

Liabilities
Deposits	$231,882	$—	$231,882	$130,424	$1,349	(4)	$363,655
Federal Home Loan Bank borrowings	30,350	—	30,350	—	—		30,350
Junior subordinated debt (trust preferred securities)	—	10,000	10,000	—	—		10,000
Other liabilities	1,090	—	1,090	396	3,093	(4)	4,717
					138	(3)

Total Liabilities	263,322	10,000	273,322	130,820	4,580		408,722

Shareholders’ Equity
Common stock	11,965	20,630	32,595	850	(850)		32,595
Surplus	—	—	—	1,378	(1,378)		—
Retained earnings	10,622	—	10,622	14,934	(14,934)		10,622

Total Shareholders’ Equity	22,587	20,630	43,217	17,162	(17,162)		43,217

Total Liabilities and Shareholders’ Equity	$285,909	$30,630	$316,539	$147,982	$(12,582)		$451,939

Please see accompanying notes to pro forma consolidated and combined balance sheet.

NOTES TO PRO FORMA CONSOLIDATED AND COMBINED BALANCE SHEET

NOTE 1 —	BASIS OF PRESENTATION
      The pro forma consolidated and combined balance sheet has been prepared from unaudited financial information pertaining to First California Bank and South Coast Bancorp, Inc. as of March 31, 2005. The pro forma information for FCB Bancorp assumes its formation and approval as a holding company for First California Bank occurred prior to March 31, 2005.

NOTE 2 —	PROCEEDS FROM OFFERING
      FCB Bancorp will receive net proceeds of $20,630,000 from this offering and will issue approximately $10,000,000 in junior subordinated debentures (trust preferred securities) to assist in funding the acquisition of South Coast Bancorp, Inc. In addition, the Bank anticipates paying a special cash dividend of approximately $5,000,000 to FCB Bancorp to facilitate the acquisition. The following summarizes these transactions.

(In thousands)
Common stock issued in this offering	$22,000
Less investment banking, legal and accounting fees	(1,370)

Net equity from issuance of common stock	20,630
Issuance of junior subordinated debt	10,000
Dividends	5,000

Total cash acquired by FCB Bancorp	$35,630

NOTE 3 —	COMPUTATION OF SOUTH COAST BANCORP, INC. PURCHASE PRICE
      FCB Bancorp will acquire all of the outstanding stock of South Coast Bancorp, Inc. for a purchase price that is not to exceed $36,000,000. The purchase price will be reduced if the consolidated equity of South Coast Bancorp, Inc. is less than $16,500,000, based upon calculations set forth in the closing financial statements of South Coast Bancorp. For purposes of the pro forma balance sheet presentation, the following summarizes the assumed computation of the South Coast Bancorp, Inc. acquisition price.

(In thousands)
South Coast Bancorp, Inc. consolidated shareholders’ equity	$17,162
Less transaction costs of South Coast Bancorp, Inc.:
Legal and accounting fees	(200)
Severance and employment contract expenses	(1,465)
Transfer of bank-owned automobile	(37)

Adjusted consolidated shareholders’ equity	15,460
Shareholders’ equity required	16,500

Purchase price adjustment	(1,040)
Base purchase price	36,000

Adjusted purchase price	34,960
Plus direct transaction costs of FCB Bancorp
Investment banking, legal and accounting fees	310
Estimated restructuring charges	138

Calculated purchase price	$35,408

NOTE 4 —	PURCHASE ACCOUNTING ADJUSTMENTS IN ACQUISITION OF SOUTH COAST BANCORP, INC.
      FCB Bancorp will account for its acquisition of South Coast Bancorp, Inc. using the purchase method of accounting for business combinations. Accordingly, the assets acquired and liabilities assumed will be recorded by FCB Bancorp at fair value on the date acquisition. The difference between the adjusted purchase price and the net assets acquired will be recorded as goodwill by FCB Bancorp and will be periodically evaluated in the future for impairment. The following summarizes the pro forma purchase accounting adjustments to be made at the time the acquisition is completed. Deferred taxes are recorded at a rate of 38%.

(In thousands)
South Coast Bancorp, Inc. assets acquired	$147,982
South Coast Bancorp, Inc. liabilities assumed	130,820

Net assets acquired	17,162
Less transaction costs of South Coast Bancorp, Inc.	(1,702)
Fair value adjustments:
Securities	(23)
Loans	4,992
Premises and equipment	1,800
Deposits	(1,349)
Other liabilities	(1,391)

Fair value of net assets acquired	19,489
Calculated purchase price	35,408

Excess of calculated purchase price over net assets acquired, recorded as goodwill	$15,919

RECENT DEVELOPMENTS
      Certain statements contained in this section, below, constitute “forward-looking statements” involving known and unknown risks, uncertainties and other factors that may cause our actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by such forward-looking statements. Please see “Cautionary note regarding the forward-looking statements in this private placement memorandum” on page      , above, for more information.
Recent Developments — First California Bank
      Net income for the Bank for the quarter ended March 31, 2005 totaled $577,000, the same amount that was posted for the first quarter of 2004. On a diluted per share basis, net income for the first quarter of 2005 was $0.26 compared with $0.28 for the year ago period. The lower earnings per share data reflect the increase in weighted average shares outstanding that resulted from the exercise of 179,300 warrants in the second quarter of 2004.

	March 31,

	2005	2004

	(In thousands, except
	per share data)
Results of operations
Net interest income	$3,102	$3,009
Provision for loan losses	122	104
Noninterest income	516	412
Noninterest expense	2,565	2,416
Net income	$577	$577
Earnings per share
Basic	$0.27	$0.29
Diluted	$0.26	$0.28

      Net interest income for the first three months of 2005 totaled $3,102,000, up 3 percent from $3,009,000 for the same period a year ago. The net interest margin (on a tax-equivalent basis) for the 2005 first quarter was 4.82 percent compared with 5.21 percent for the 2004 first quarter. For the fourth quarter of 2004 the net interest margin was 4.64 percent and for the third quarter of 2004 the net interest margin was 4.48 percent. The increase in the net interest margin since the third quarter of 2004 reflects the asset-sensitive nature of the Bank’s balance sheet. The Bank should continue to experience an increase in net interest margin as the prime rate increases. The decrease in the net interest margin from the first quarter of 2004 to the first quarter of 2005 reflects the change in the mix of loans, securities, deposits and borrowings from a year ago.
      Noninterest income for the first quarter of 2005 increased to $516,000, up 25 percent from the first quarter of 2004 on higher levels of service charges on deposit accounts, net gains on sales of SBA 7(a) loans and commissions on brokered SBA 504 loans. Loan commissions and gains on sales of loans totaled $102,000 for the first three months of 2005 compared with $18,000 for the same period last year. The Bank also realized in the first quarter of 2004 net gains on sales of securities of $12,000. There were no securities transactions in the first quarter of 2005. Noninterest expenses for the first quarter of 2005 were $2,565,000, up 6 percent from the year ago period. The increase in operating expenses reflects principally the increase in occupancy and equipment costs stemming from the new Simi Valley branch that opened in January 2005, the expansion of the Westlake Village office in the fourth quarter of 2004 and the expansion into a new operations center in the third quarter of 2004. The efficiency ratio for the 2005 first quarter was 70.90 percent compared with 70.61 percent for the 2004 first quarter.

	March 31,

	2005	2004

	(In thousands, except per
	share data)
Financial position
Assets	$285,909	$254,155
Loans	185,778	164,604
Deposits	231,882	210,099
Shareholders’ equity	22,587	19,386
Book value per share	$10.44	$9.77
      Loans stood at $185,778,000 at the end of the first quarter of 2005, a 13 percent increase from end of the same quarter a year ago. At March 31, 2005, the allowance for loan losses was $2,537,000 and the ratio of the allowance to loans was 1.37 percent. The provision for loan losses for the first quarter of 2005 totaled $122,000 and net recoveries for the same period totaled $69,000. Deposits increased to $231,882,000 at March 31, 2005, up 10 percent from March 31, 2004. Total assets were $285,909,000 million at the end of the 2005 first quarter, up from $254,155,000 a year ago.

	March 31,

	2005	2004

Ratios
Return on average assets	0.83%	0.91%
Return on average equity	10.09%	12.23%
Average equity to average assets	7.90%	7.63%
Net interest margin (tax-equivalent)	4.82%	5.21%
Efficiency ratio	70.90%	70.61%
Total capital ratio	12.59%	11.68%
Tier 1 capital ratio	11.34%	10.43%
Tier 1 leverage ratio	8.27%	7.63%
      Shareholders’ equity increased 17 percent from $19,386,000 at the end of the first quarter of 2004 to $22,587,000 at the end of the first quarter of 2005. In 2002, the Bank successfully completed an offering of 400,000 new common shares along with 200,000 warrants to purchase additional shares. All warrant holders subsequently exercised their option to purchase additional shares by the end of second quarter 2004. The capital raised through the offering totaled $5.5 million. The book value per common share was $7.94 at the time of the 2002 offering and has since increased 31 percent to $10.44 at March 31, 2005. The Bank’s capital ratios at March 31, 2005 continue to exceed the levels established by banking regulators for a “well-capitalized” institution.
Recent Developments — South Coast Bancorp, Inc.
      Net income for South Coast Bancorp, Inc. for the first quarter of 2005 was $629,000, down from $845,000 for the same period a year ago principally due to a lower level of net interest income.

	March 31,

	2005	2004

	(Dollars in thousands)
Results of operations
Net interest income	$1,531	$1,721
Provision (credit) for loan losses	$(10)	$(44)
Noninterest income	$3	$3
Noninterest expense	$892	$892
Net income	$629	$845
      Loans increased 9 percent to $121,259,000 at March 31, 2005 from $111,698,000 at March 31, 2004. Deposits also increased to $130,424,000, or 6 percent, at the end of the 2005 first quarter. Total assets at March 31, 2005 were $147,723,000.

	March 31,

	2005	2004

	(Dollars in thousands)
Financial position
Assets	$147,723	$139,965
Loans	$121,259	$111,698
Deposits	$130,424	$123,507
Shareholders’ equity	$16,903	$15,862
      As of March 31, 2005 and 2004, SCCB’s capital ratios exceeded the levels for a “well-capitalized” institution.

	March 31,

	2005	2004

	(Dollars in thousands)
Ratios(1),(2)
Return on average assets	1.71%	2.40%
Return on average equity	15.24%	21.77%
Equity to total assets	11.44%	11.33%
Net interest margin	4.26%	4.98%
Efficiency ratio	58.15%	51.74%
Total capital ratio	14.27%	15.87%
Tier 1 capital ratio	13.34%	14.78%
Tier 1 leverage ratio	11.51%	11.28%

(1)	Source: SNL Financial

(2)	Where appropriate, the ratios have been annualized

RISK FACTORS
      Investing in the Company’s common stock involves risks. In addition to the other information contained in this private placement memorandum, you should consider carefully the following risks before purchasing our securities. If any of these risks occurs, our business, financial condition or operating results could be adversely affected. In that case, the trading price of our common stock could decline and you could lose all or part of your investment.
      Please note that for purposes of the following discussion under “Risk Factors,” the terms “us,” “we,” and “our” refer to FCB Bancorp, First California Bank, South Coast Bancorp and South Coast Commercial Bank, on a pro forma consolidated basis giving effect to the holding company formation, the acquisition of South Coast Bancorp, and the subsequent consolidation of South Coast Commercial Bank with First California Bank.
RISKS RELATING TO FCB BANCORP, FIRST CALIFORNIA BANK, SOUTH COAST BANCORP, INC. AND SOUTH COAST COMMERCIAL BANK

We are highly dependent on real estate and events that negatively impact the real estate market could hurt our business.
      A significant portion of our loan portfolio is dependent on real estate. At March 31, 2005, real estate served as the principal source of collateral with respect to approximately 72% of First California Bank’s loan portfolio. Our financial condition may be adversely affected by a decline in the value of the real estate securing our loans and, while we presently hold no real estate acquired through foreclosure or other judicial proceeding, a decline in the value of real estate that may be owned by us, through foreclosure or otherwise, in the future could adversely impact our financial condition. In addition, acts of nature, including earthquakes, brush fires and floods, which may cause uninsured damage and other loss of value to real estate that secures these loans, may also negatively impact our financial condition. This is particularly significant in light of the fact that substantially all of the real estate that makes up the collateral of our real estate secured loans is located in Southern California, where earthquakes and brush fires are common.

Economic conditions in the Southern California area could adversely affect our operations.
      Our banking operations are concentrated primarily in Ventura, Orange and Los Angeles Counties. As a result of this geographic concentration, our results of operations depend largely upon economic conditions in these areas. Deterioration in economic conditions in our market area could have a material adverse impact on the quality of our loan portfolio and the demand for our retail and commercial banking products and services, which in turn may have a material adverse effect on our results of operations.

We are dependent on the continued services of key management.
      Our continued success depends on the retention, recruitment and continued contributions of key management, including C. G. Kum, the Bank’s President and Chief Executive Officer, Thomas E. Anthony, the Bank’s Executive Vice President and Chief Credit Officer and Romolo Santarosa, the Bank’s Executive Vice President and Chief Financial Officer, and other key officers of the Bank, and SCCB (upon consummation of the proposed acquisition). The loss of such key personnel could have an adverse affect on our growth and profitability, and many of these persons would be difficult or impossible to replace. The competition for qualified personnel is intense. The loss of services of members of our key personnel could have a material adverse effect on our business, financial condition and results of operations.

We face strong competition from financial service companies and other companies that offer banking services that could hurt our business.
      The banking business in California, generally, and in the Ventura, Orange and Los Angeles County areas where our banking offices are located, specifically, is highly competitive with respect to both loans and deposits and is dominated by major banks, both domestic and foreign, which have many offices operating over wide geographic areas. We compete for deposits and loans principally with these major banks, but also with small independent banks located in our service area. Among the advantages which the major banks have over us are their ability to finance extensive advertising campaigns and to allocate their investment assets to regions of highest yield and demand. Many of the major commercial banks operating in our service area offer certain services that are not offered directly by us and, by virtue of their greater total capitalization, such banks have substantially higher lending limits than us. In addition, we face direct competition from newly chartered banks which are formed from time to time in our service area.
      Moreover, banks generally, and we in particular, face increasing competition for loans and deposits from non-bank financial intermediaries such as savings and loan associations, thrift and loan associations, credit unions, mortgage companies, insurance companies, and other lending institutions. Money market funds offer rates competitive with, or higher than those of, banks, and an increasingly sophisticated financial services industry continually develops new products for businesses and consumers that compete with banks for investment dollars. In addition, other entities (both public and private) seeking to raise capital through the issuance and sale of debt or equity securities compete with banks in the acquisition of deposits.
      Increasing levels of competition in the banking and financial services businesses may reduce our market share or cause the prices we charge for our services to fall. Our results may differ in future periods depending upon the nature or level of competition.

We may not or will not sustain recent growth trends.
      The Bank has grown in recent years, including with respect to net income, assets, loans, deposits and other benchmarks. For example, the Bank’s net income for the year ended December 31, 2004 totaled $2.4 million, up 10.3% from $2.2 million earned in 2003. On a per share basis, the 2004 results equate to $1.14 per diluted share, versus $1.10 per diluted share in the prior year. At December 31, 2004, the Bank’s total assets were $283.7 million, compared with $256.3 million at the close of 2003. Total deposits amounted to $227.2 million, up from $211.9 million twelve months earlier, and loans increased to $182.9 million, compared with $158.0 million last year. No assurances can be given that such growth patterns can be sustained in the future.

Our growth presents certain risks, including a decline in credit quality or capital adequacy.
      The Bank’s asset growth of recent years may continue, even if not at the same percentage rate we have experienced in recent years. Such growth presents certain risks. While management believes that the Bank has maintained good credit quality relative to its peers notwithstanding such growth, rapid growth is frequently associated with a decline in credit quality. Accordingly, continued asset growth could lead to a decline in our credit quality in the future. In addition, continued asset growth could cause a decline in the Company’s or the Bank’s capital adequacy for regulatory purposes, which could in turn cause the Company to have to raise additional capital in the future to maintain or regain “well capitalized” status as defined under applicable banking regulations.

Failure to successfully execute our strategy could adversely affect our performance.
      Our financial performance and profitability depends on our ability to execute our corporate growth strategy. Continued growth may present operating and other problems that could adversely affect our business, financial condition and results of operations. Accordingly, there can be no assurance that we will be able to execute our growth strategy or maintain the level of profitability that we have recently experienced.

Our performance and growth are dependent on our maintaining a high quality of service for our customers, and will be impaired by a decline in our quality of service.
      Our continued growth is dependent on our maintaining a high quality of service for our customers. As we continue to grow, it may become increasingly difficult to maintain high service quality for our customers. This could cause a decline in our performance and growth with respect to net income, deposits, assets and other benchmarks.

Our size subjects us to lower lending limits than many of our competitors are subject to.
      The Bank and SCCB are subject to lending limits, calculated as a function of our respective capital. After the acquisition of SCCB and subsequent consolidation with the Bank, the Bank will have a greater lending limit as a result of the increased capital. Notwithstanding the increased capital of the Bank after the merger, however, because of the Bank’s size, the Bank will be limited in the size of loans it will be able to make, singly or in the aggregate, to existing or potential customers. As of March 31, 2005, the Bank’s lending limit for secured loans was approximately $6.5 million and the Bank’s lending limit for unsecured loans was approximately $3.9 million. On a pro forma basis (giving effect to the consolidation of SCCB with the Bank), as of March 31, 2005, the Bank’s lending limit for secured loans would be approximately $14.5 million and the Bank’s lending limit for unsecured loans would be approximately $8.7 million. In the event that a customer’s loan demands exceed the Bank’s lending limits, the Bank may attempt to arrange for such loans on a participation basis with its correspondent banks. Where this is not feasible, the Bank may be unable to make the loan. This may result in the loss of existing or prospective business.

We are subject to other government regulation that could limit or restrict our activities, which in turn could adversely impact our operations.
      The financial services industry is regulated extensively. Federal and state regulation is designed primarily to protect the deposit insurance funds and consumers, rather than our shareholders. These regulations can sometimes impose significant limitations on our operations. In addition, these regulations are constantly evolving and may change significantly over time.
      New laws and regulations or changes in existing laws and regulations or repeal of existing laws and regulations may adversely impact our business. The impact on us and our financial performance of the recently enacted Sarbanes-Oxley Act of 2002 and various rule makings by the SEC and the NASD cannot presently be determined. Further, federal monetary policy, particularly as implemented through the Federal Reserve System, significantly affects economic conditions for us.

If a significant number of borrowers, guarantors and related parties fail to perform as required by the terms of their loans, we will sustain losses.
      A significant source of risk for us arises from the possibility that losses will be sustained if a significant number of our borrowers, guarantors and related parties fail to perform in accordance with the terms of their loans and guaranties. This risk increases when the economy is weak. We have adopted underwriting and credit monitoring procedures and credit policies, including the establishment and review of the allowance for loan losses, that management believes are appropriate to minimize this risk by assessing the likelihood of nonperformance, tracking loan performance and diversifying our credit portfolio. These policies and procedures, however, may not prevent unexpected losses that could materially adversely affect our results of operations.

Our business is subject to interest rate risk and changes in interest rates may adversely affect our performance and financial condition.
      Our earnings are impacted by changing interest rates, which are unpredictable and beyond our control. Changes in interest rates impact the demand for new loans, the credit profile of our borrowers, the rates received on loans and securities and rates paid on deposits and borrowings. The difference between the rates received on loans and securities and the rates paid on deposits and borrowings is known as interest rate spread. Given our current volume and mix of interest-bearing liabilities and interest-earning assets, we would expect our interest rate spread to increase if interest rates rise and, conversely, to decline if interest rates fall. Although we believe our current level of interest rate sensitivity is reasonable, significant fluctuations in interest rates may have an adverse effect on our business, financial condition and results of operations.

We could be adversely affected by general economic conditions.
      A decline in current economic conditions or rising interest rates could have an adverse effect on the demand for new loans and the ability of borrowers to repay outstanding loans, which could adversely affect our financial condition and results of operations in general and the market value of our common stock.

We are exposed to risk of environmental and other liabilities with respect to properties to which we take title.
      In the course of our business, we may foreclose and take title to real estate, and could be subject to environmental or other liabilities with respect to these properties. We may be held liable to a governmental entity or to third persons for property damage, personal injury, investigation and clean-up costs incurred by these parties in connection with environmental contamination, or may be required to investigate or clean up hazardous or toxic substances, or chemical releases at a property. The costs associated with investigation or remediation activities could be substantial. In addition, in the event we become the owner or former owner of a contaminated site, we may be subject to common law claims by third parties based on damages and costs resulting from environmental contamination emanating from the property. If we ever become subject to significant environmental liabilities, our business, financial condition, liquidity and results of operations could be materially and adversely affected.

Our internal operations are subject to a number of risks.
      We are subject to certain operations risks, including, but not limited to, data processing system failures and errors, customer or employee fraud and catastrophic failures resulting from terrorist acts or natural disasters. We maintain a system of internal controls to mitigate against such occurrences and maintain insurance coverage for such risks that are insurable, but should such an event occur that is not prevented or detected by our internal controls and uninsured or in excess of applicable insurance limits, it could have a significant adverse impact on our business, financial condition or results of operations.

We will incur additional costs as a result of operating as a public company.
      Upon consummation of the holding company reorganization, the Company will be a “public company” and will be required to comply with the reporting requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and its related regulations, including the rules implementing the provisions of the Sarbanes-Oxley Act of 2002, or the SOX. As a financial institution, the Bank has a history of filing regulatory reports and being subject to frequent government oversight. The Bank’s audit committee consists entirely of outside (i.e., non-employee) directors. The Bank also has a system of internal controls. Although the Bank cannot be certain of the effect, if any, the new requirements and regulations as a public company will have on its business, the Bank and the Company do not anticipate that complying with these regulations and requirements will result in any material changes in corporate governance, business or results of operations other than the additional costs associated with the reporting requirements under the Exchange Act and the enhanced disclosures under the SOX. At this point, such additional costs cannot be estimated or predicted and could be significant. Future changes in the laws, regulation, or policies that could also impact the Bank and the Company cannot necessarily be predicted and may have a material adverse effect on business and earnings.
RISKS RELATING TO OUR COMMON STOCK

The Company’s common stock is currently not traded and only a limited trading market exists for the Bank’s common stock.
      Presently, there is no trading market for the Company’s common stock. In connection with the holding company formation, the Bank’s shareholders will exchange their shares of the Bank’s common stock for the Company’s common stock on a one-for-one basis. As of March 31, 2005, there were 2,162,807 shares of the Bank’s common stock issued and outstanding. Only a limited trading market for the Bank’s common stock exists on the OTC “Bulletin Board.” We are aware of four dealers currently trading shares of the Bank’s common stock. However, we cannot assure you that an active public market for the Company’s common stock will ever develop or the extent to which those dealers will continue trading the Company’s common stock after the holding company formation.

The shares of common stock sold in this offering will be subject to transfer restrictions.
      The Shares are subject to restrictions on transfer in order to ensure compliance with federal and state securities laws. In connection with the sale of the Shares, we will enter into a registration rights agreement, Exhibit B to this private placement memorandum and separately provided, with each purchaser of Shares. The registration rights agreement will require us to file a registration statement on an appropriate form with the SEC within 90 days after the closing of the sale of the Shares. In addition, we will be required to use our best reasonable efforts to cause the registration statement to become effective within 150 days after the closing. However, we may not be able to have the registration statement declared effective within that time period, if at all. For a more detailed description of the terms of the Registration Rights Agreement, see “Registration Rights” on page      .

The interests of our controlling shareholders may differ from yours.
      As of the date of this private placement memorandum, and without taking into account any dilution in voting power as a result of this offering, the Bank’s directors, executive officers and their related interests have voting control with respect to approximately 54.7% of its outstanding shares. In particular, James O. Birchfield, the Bank’s Chairman, together with members of his immediate family, beneficially own and have voting power with respect to approximately 34.7% of the Bank’s outstanding common stock. After the holding company formation, Mr. Birchfield will own the same percentage voting interests in the Company as he owns in the Bank. The interests of these controlling shareholders may differ from yours. Because of this beneficial ownership and voting power, our controlling shareholders have the power to substantially control any matter presented to shareholders for a vote, including with respect to the election of directors or other material transactions, such as a future issuance of securities, a potential acquisition of, or take-over proposal made by, another company. As a result, these controlling shareholders may cause the defeat of a proposal you support, or cause the passing of a proposal you oppose.

A holder with as little as a 5% interest in FCB Bancorp could, under certain circumstances, be subject to regulation as a “bank holding company.”
      A holder (not including a natural person) of 25% or more of the outstanding FCB Bancorp common stock, or 5% or more if such holder otherwise exercises a “controlling influence” over FCB Bancorp, may be subject to regulation as a “bank holding company” in accordance with the Bank Holding Company Act of 1956, as amended (the BHCA). In addition, (i) any bank holding company or foreign bank with a U.S. presence may be required to obtain the approval of the Federal Reserve Board under the BHCA to acquire or retain 5% or more of the outstanding FCB Bancorp common stock and (ii) any person other than a bank holding company may be required to obtain the approval of the Federal Reserve Board under the Change in Bank Control Act to acquire or retain 10% or more of the outstanding FCB Bancorp common stock. Becoming a bank holding company imposes certain statutory and regulatory restrictions and burdens, and might require the holder to divest all or a portion of the holder’s investment in FCB Bancorp. In addition, because a bank holding company is required to provide managerial and financial strength for its bank subsidiary, such a holder may be required to divest investments that may be deemed incompatible with bank holding company status, such as a material investment in a company unrelated to banking.
RISKS RELATING TO THE HOLDING COMPANY REORGANIZATION AND THE ACQUISITION OF SOUTH COAST COMMERCIAL BANK

There is a risk that the holding company formation will not be approved.
      Although we have every reason to believe that the proposed holding company formation will be approved, there is no assurance that the transaction will close. In order for the holding company formation to close, the transaction requires the prior approval of the Federal Reserve Board, the Federal Deposit Insurance

Corporation and the California Department of Financial Institutions, as well as approval by a majority of the outstanding shares of common stock of the Bank. The Bank’s directors, executive officers and certain other shareholders, who in the aggregate own more than a majority of the Bank’s outstanding common stock, have entered into a shareholders agreement pursuant to which they have agreed to vote in favor of approving the proposed holding company formation.

The acquisition of South Coast Bancorp may not be consummated as planned.
      Although we have every reason to believe that the acquisition of South Coast Bancorp will be consummated as planned, the Company’s ability to consummate the acquisition is subject to a number of material conditions and there can be no assurances that we will be able to consummate the transaction. Under the terms of the subscription agreements, in the event that each of the following transactions are not consummated by the Closing Date: (i) the holding company reorganization, (ii) the trust preferred offering, and (iii) the acquisition of South Coast Bancorp; the Company shall return to each subscriber any funds that the subscriber has distributed to the Company for the Shares no later than one business day after receipt of such funds. In addition, the subscription agreement will terminate if the sale of the Shares and the consummation of the acquisition of South Coast Bancorp have not occurred on or prior to October 10, 2005. As a result, there can be no assurance that investors that sign subscription agreements will receive the Shares that they intend to purchase. In addition, under the terms of the subscription agreements, subscribers will purchase the Shares immediately prior to the consummation of the acquisition of South Coast Bancorp. If the acquisition is not consummated after that purchase, for any reason, the Company may be prevented from repurchasing the shares sold to the investors.

There is a risk that we may not be able to integrate our business successfully with South Coast Bancorp.
      If we are unable to integrate our businesses successfully, our business and earnings may be negatively effected. The acquisition involves the integration of companies that have previously operated independently. Successful integration of South Coast Bancorp’s consolidated operations will depend primarily on our ability to consolidate operations, systems and procedures and to eliminate redundancies and costs. No assurance can be given that we will be able to integrate our operations without encountering difficulties including, without limitation, the loss of key employees and customers, the disruption of our respective ongoing businesses or possible inconsistencies in standards, controls, procedures and policies. If we have difficulties with the integration, we might not achieve the economic benefits we expect to result from the acquisition and this would likely hurt our business and our earnings.
USE OF PROCEEDS
      The net proceeds to us from the sale of up to                      shares of our common stock in this private placement will be approximately $20,630,000, after deducting placement agent fees and estimated offering expenses (estimated at approximately $1,370,000) payable by us.
      We plan to use substantially all of the net proceeds from this offering to fund the South Coast Bancorp acquisition, with the remaining proceeds to be used as working capital. In addition to the anticipated $22.0 million to be raised through this private placement offering, and the approximately $10.0 million from the issuance of trust preferred securities, the Bank will pay a special cash dividend of approximately $5.0 million to the Company in order to provide the balance of the funds necessary to close the South Coast Bancorp acquisition.
      The amounts actually expended for working capital purposes may vary significantly and will depend on a number of factors, including the amount of our future revenues and the other factors described under “RISK FACTORS.” In the event the South Coast Bancorp transaction fails to close by the Closing Date (as defined in the subscription agreement), the Company will be obligated to return to each subscriber any funds that the subscriber has distributed to the Company for the Shares no later than one business day after receipt of such funds.

MARKET FOR COMMON STOCK AND DIVIDENDS
Market Information
      Presently, there is no market for the Company’s common stock. There has been a limited trading market for the Bank’s common stock on the OTC “Bulletin Board” (trading symbol “FCAA”) and no assurance can be given that a more active public trading market for the Company’s common stock will develop in the future. The Company is aware of only four dealers that effected trades in the Bank’s common stock. The Company’s common stock is not registered under the Securities Exchange Act of 1934 and, therefore, is not currently eligible for listing on any exchange or on the Nasdaq National Market.
      The information in the following table indicates the high and low sales prices and volume of trading for the Bank’s common stock for each quarterly period since January 1, 2003, and is based upon information provided by the OTC “Bulletin Board.” Because of the limited market for the Bank’s common stock, these prices may not be indicative of the fair market value of the Bank’s common stock. The information does not include transactions for which no public records are available. The trading prices in such transactions may be higher or lower than the prices reported below.

	Sales Prices		Approximate Number
Quarter Ended	High	Low	of Shares Traded

March 31, 2003	$10.87	$10.50	13,700
June 30, 2003	$12.00	$11.00	15,600
September 30, 2003	$13.00	$11.75	4,300
December 31, 2003	$15.75	$13.10	11,488

March 31, 2004	$22.00	$15.80	32,387
June 30, 2004	$20.80	$17.95	13,559
September 30, 2004	$19.75	$17.75	24,272
December 31, 2004	$23.00	$19.25	14,693

March 31, 2005	$23.00	$22.50	190,970

Period Ended

May 26, 2005	$22.05	$19.25	7,560
      According to information provided by the OTC “Bulletin Board,” the most recent trade in the Bank’s common stock prior to the date of this prospectus occurred on May 26, 2005 for 200 shares, at a sales price of $19.75 per share. The “bid” and “asked” prices as of May 26, 2005, were $19.60 and $20.00, respectively.
Dividends
      The Bank has not paid any cash dividends since 2001. Payment of cash dividends in the future will depend upon our earnings and financial condition and other factors deemed relevant by our Board of Directors, as well as federal and state governmental policies and regulations applicable to us, which limit the amount that may be paid as dividends without prior approval. See “Supervision and Regulation” for information regarding our ability to pay cash dividends. It is our current intention to follow our strategic plan of retaining earnings to increase our capital and provide additional basis for growth. Accordingly, no assurance can be given that any cash dividends will be declared in the foreseeable future.
Stock Option Plan
      The Bank adopted the 2003 Stock Option Plan that allows for the granting of both incentive and nonstatutory stock options. The option price for incentive stock options cannot be less than 100% of the fair market value of the shares on the date of grant. The stock options expire eight years from the date of grant. The option price, number of shares granted to recipients, and duration for the plan stock options are determined and approved by the Board of Directors.

      As of March 31, 2005, all options outstanding vest five years and expire eight years after the date of grant. The following table summarizes information regarding stock options outstanding at March 31, 2005:

Incentive Stock Options			Nonstatutory Stock Options

		Weighted Average			Weighted Average
		Remaining			Remaining
Exercise	Number	Contractual Life	Exercise	Number	Contractual Life
Price	Outstanding	(In Years)	Price	Outstanding	(In Years)

$11.25	31,750	6.22	$11.25	10,000	6.22
$20.25	26,500	7.06	$20.25	10,000	7.06

	58,250			20,000

      Under the plan, an aggregate of no more than 200,000 shares of the Bank’s common stock were approved for grant. At March 31, 2005, there were 121,750 shares reserved and available for grant. Upon shareholder and regulatory approval of the holding company reorganization, outstanding Bank stock options will be exchanged for Company stock options on a one-for-one basis and on the same terms and conditions as the Bank stock options.

CAPITALIZATION
      The following table sets forth our actual and pro forma capitalization on a consolidated basis as of March 31, 2005:

•	on an actual basis after giving effect to the formation of the holding company;

•	as adjusted to reflect the receipt and application by us of estimated net proceeds from our sale of shares of our common stock in this offering, after deducting the estimated offering expenses and commissions, and receipt of proceeds from our trust preferred offering; and

•	as adjusted for this offering and on a pro forma basis for the consummation of the South Coast Bancorp acquisition.
      You should read this table in conjunction with the financial statements and the other financial information included in this private placement memorandum.
FCB Bancorp
Pro Forma Capitalization and Regulatory Capital Ratios
March 31, 2005

			As Adjusted
			for This
		As Adjusted	Offering and
	Pro Forma	for This	Trust Preferred	Pro Forma
	Actual(1)	Offering	Issuance	Consolidated

	(Unaudited)
	(Dollars in thousands, except share amounts)
Junior Subordinated Debt	$—	$—	$10,000	$10,000
Shareholders’ Equity:
Common stock, no par value, 10,000,000 shares authorized	11,965	32,595	32,595	32,595
Retained earnings	11,416	11,416	11,416	11,416
Accumulated other comprehensive loss	(794)	(794)	(794)	(794)

Total shareholders’ equity	$22,587	$43,217	$43,217	$43,217

Total number of shares outstanding(2)(3)	2,162,807
Book value per share	$10.44
Capital Ratios:
Tier 1 leverage capital ratio	8.27%	15.56%	19.09%	8.70%
Tier 1 risk-based capital ratio	11.34%	21.34%	26.19%	11.22%
Total risk-based capital ratio	12.59%	22.59%	27.44%	12.60%

(1)	After giving effect to the formation of the holding company.

(2)	Does not reflect 78,250 unissued shares subject to outstanding stock options.

(3)	Assumes shares issued at an offering price of $ per share.

MANAGEMENT’S DISCUSSION AND ANALYSIS
OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS
First California Bank

Overview
      The following is a discussion of First California Bank’s results of operations and financial condition. You should read this discussion in conjunction with the Bank’s audited financial statements and the related footnotes.
      For 2004 the Bank had net income of $2,435,000, up 10 percent from 2003. On a diluted per share basis, net income for 2004 was $1.14 compared with $1.10 for 2003. The growth in net income followed from an increase in earning assets — loans and securities. The earnings per share data for the year reflect the increase in weighted average shares outstanding that resulted from the exercise of warrants at the end of the second quarter of 2004.
      Net income for 2003 was $2,207,000, up 37 percent from 2002 net income of $1,614,000. Earnings per diluted share for 2002 were $0.86. The increase in net income again was a result of an increase in earning assets.
      Net income for the five years ended December 31, 2004 has increased at a compound average annual rate of 21 percent. The growth in net income reflects:

•	The opening of three de novo branches since 1999,

•	Our focus on services and technology to meet the needs of the small business banking market,

•	An expanded customer base in Ventura and surrounding counties, and

•	The successful issuance in 2002 of 400,000 shares of common stock, with 200,000 warrants attached, for a total of $5.5 million in capital to support our growth strategy.

Critical accounting policies
      The discussion and analysis of our results of operations and financial condition are based upon our audited financial statements which have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, income and expense, and the related disclosures of contingent assets and liabilities at the date of these financial statements. Management believes these estimates and assumptions to be reasonably accurate; however, actual results may differ from these estimates under different assumptions or circumstances. The following are the principal critical accounting policies of the Bank.
      An estimate of probable losses incurred in the loan portfolio is necessary in determining the amount of the allowance for loan losses which is presented as a reduction of our loan balances. The provision for loan losses, charged to operations, is the amount that is necessary to establish the allowance. The information used by management to make this estimate is described later in this section and in the notes to the financial statements. The allowance for loan losses was $2,346,000 at December 31, 2004.
      An estimate of probable income tax benefits that will not be realized in future years is required in determining the necessity for a valuation allowance for deferred tax assets. The information used by management to make this estimate is described later in this section and in the notes to the financial statements. Net deferred tax assets were $448,000 at December 31, 2004; there was no valuation allowance.

Results of Operations

Net interest income
      Net interest income is the difference between interest and fees earned on loans, securities and federal funds sold (i.e., earning assets) and the interest paid on deposits and borrowings (i.e., interest-bearing funds). Net interest margin is net interest income expressed as a percentage of earning assets.
      The following table shows average balances and interest income or interest expense, with resulting average yield or rates on a tax equivalent basis, by category of earning assets or interest bearing liabilities.

	December 31,

	2004			2003			2002

	Average	Income/		Average	Income/		Average	Income/
	Balance	Expense	Rate	Balance	Expense	Rate	Balance	Expense	Rate

				(Dollars in thousands)
ASSETS:
Loans:
Commercial	$69,317	$5,046	7.28%	$60,022	$4,370	7.28%	$49,936	$3,627	7.26%
Real estate	94,088	5,758	6.12%	81,573	5,926	7.26%	75,218	5,951	7.91%
Consumer	5,209	405	7.78%	7,591	642	8.46%	7,081	548	7.74%

Total loans	168,614	11,209	6.65%	149,186	10,938	7.33%	132,235	10,126	7.66%

Securities:
Taxable	65,583	1,970	3.00%	40,128	1,194	2.98%	17,569	643	3.66%
Nontaxable	7,308	299	6.20%	4,752	212	6.76%	4,206	199	7.17%

Total securities	72,892	2,269	3.11%	44,880	1,406	3.13%	21,775	842	3.87%

Federal funds sold and deposits with banks	5,777	74	1.28%	8,025	85	1.06%	14,881	232	1.56%

Total earning assets	247,283	13,552	5.48%	202,091	12,429	6.15%	168,891	11,200	6.63%

Non-earning assets	19,220			20,430			13,901

Total assets	$266,503			$222,521			$182,792

LIABILITIES AND SHAREHOLDERS’ EQUITY
Interest bearing deposits:
Interest bearing demand deposits	$19,776	21	0.11%	$17,946	19	0.11%	$16,303	21	0.13%
Savings	61,697	487	0.79%	51,807	372	0.72%	35,414	277	0.78%
Certificates of deposit	52,138	807	1.55%	54,804	949	1.73%	62,216	1,761	2.83%

Total interest bearing deposits	133,611	1,315	0.98%	124,557	1,340	1.08%	113,933	2,059	1.81%

Borrowed funds:
Federal funds purchased	70	2	2.86%	—	—	—	—	—	—
FHLB advances	29,706	579	1.95%	12,405	191	1.54%	—	—	—

Total borrowed funds	29,776	581	1.95%	12,405	191	1.54%	—	—	—

Total interest bearing funds	163,387	1,896	1.16%	136,962	1,531	1.12%	113,933	2,059	1.81%

Noninterest bearing demand deposits	81,455			67,400			53,472
Other liabilities	1,315			746			1,022
Shareholders’ equity	20,346			17,413			14,365

Total liabilities and shareholder’s equity	$266,503			$222,521			$182,792

Net interest income		$11,656			$10,898			$9,141

Net interest margin (tax equivalent)			4.78%			5.45%			5.47%

      Net interest income for 2004 was $11,656,000, up 7 percent from $10,898,000 for 2003. Net interest income was $9,141,000 for 2002. The increase in net interest income reflects the increase in earning assets. Average earning assets increased 22 percent to $247,283,000 for 2004 from $202,091,000 for 2003. Average earning assets for 2002 were $168,891,000.
      The following table shows changes in net interest income attributed to changes in the average volume of earning assets and interest earning funds and changes in the average rate earned or paid.

	2004 to 2003 Change in			2003 to 2002 Change in
	Interest Expense Due to:			Interest Expense Due to:

	Rate	Volume	Total	Rate	Volume	Total

	(Dollars in thousands)
Interest income
Interest on loans	$(1,153)	$1,424	$271	$(486)	$1,298	$812
Interest on securities	(15)	878	863	375	189	564
Interest on Federal funds sold	14	(25)	(11)	(40)	(107)	(147)

Total interest income	(1,154)	2,277	1,123	(151)	1,380	1,229

Interest expense
Interest bearing demand deposits	1	2	3	(4)	2	(2)
Savings	44	72	116	(41)	136	95
Certificates of deposit	(98)	(46)	(144)	(602)	(210)	(812)

Total interest on deposits	(53)	28	(25)	(647)	(72)	(719)

Interest on borrowings	122	268	390	—	191	191

Total interest expense	69	296	365	(647)	119	(528)

Net interest income	$(1,223)	$1,981	$758	$496	$1,261	$1,757

      Net interest margin (on a tax equivalent basis) was 4.78% for 2004 compared with 5.45% for 2003. Net interest margin was 5.47% for 2002. The decline in the net interest margin reflects the change in the mix of earning assets and funding sources from the year ago periods.
      Average loans were $168,614,000 for 2004 and represented 68 percent of average earning assets, compared with $149,186,000 and 74 percent for 2003. For 2002, average loans were $132,235,000 or 78 percent of average earning assets. Average loans increased 13 percent in 2004 and 2003. The increase in loans reflects the expansion of our branch network over these periods and the success of our business strategy.
      Average securities were $72,892,000 for 2004 and represented 29 percent of average earning assets, compared with $44,880,000 and 22 percent for 2003. For 2002, average securities were $21,775,000 or 13 percent of average earning assets. Average securities increased 62 percent for 2004 and 106 percent for 2003. Beginning in 2003, the Bank began to more actively manage its investments, core funding sources, alternative funding sources and capital. In this regard, mid-year 2003, the Bank purchased approximately $30,000,000 U.S. agency mortgage-backed securities with a final maturity of seven years. In addition, the Bank secured $25,000,000 of FHLB term advances with final maturities of three months to three years. From mid-year 2004 to year-end 2004, the Bank made several other purchases of U.S. agency mortgage-backed securities of approximately $15,000,000 with concomitant FHLB term advances of $14,900,000. While the addition of these securities had the effect of decreasing, in part, the net interest margin for the periods presented, net interest income has increased.
      Average deposits were $215,066,000 for 2004 and represented 87 percent of average earning assets, compared with 191,957,000 and 95 percent for 2003. Average deposits were $167,405,000 or 91 percent for 2002. Average deposits increased 12 percent for 2004 and 15 percent for 2003. The increase in deposits, especially in noninterest-bearing demand deposits, reflects the expansion of our branch network and the success of our business strategy. The Bank does not accept broker certificates of deposits.

      Average FHLB advances were $29,706,000 for 2004 compared with $12,405,000 for 2003. There were no FHLB advances for 2002. The increase in FHLB advances reflects the more active management of investments, core funding sources, alternative funding sources and capital described above.

Provision for loan losses
      The provision for loan losses for 2004 was $418,000 compared with $510,000 for 2003. The provision for loan losses for 2002 was $510,000. See also the discussion of the allowance for loan losses later in this section.

Noninterest income
      Noninterest income was $1,925,000 for 2004 compared with $1,899,000 for 2003. Noninterest income was $1,240,000 for 2002.

	December 31,

	2004	2003	2002

	(Dollars in thousands)
Service charges on deposit accounts	$1,056	$965	$744
Earnings on cash surrender value of life insurance	224	260	—
Commissions on brokered loans	132	307	43
Net gain loan sales	87	75	119
Net servicing fees	42	34	32
Other income	290	280	271

Subtotal service charges, fees, and other	1,831	1,921	1,209
Net gain (loss) on sales of securities	94	(22)	31

Total noninterest income	$1,925	$1,899	$1,240

      Service charges on deposit accounts increased 9 percent to $1,056,000 for 2004 from $965,000 for 2003. Service charges on deposit accounts were $744,000 for 2002. The increase in service charge income reflects the higher level of checking and savings accounts from the year ago periods as well as a general increase in scheduled service fees.
      Earnings on cash surrender value of life insurance were $224,000 for 2004 compared with $260,000 for 2003. There were no earnings in 2002. The Bank purchased life insurance policies at the end of December 2002 to support life insurance benefits for several key employees and salary continuation benefits for certain executives.
      Gains on loan sales and commissions on brokered loans totaled $219,000 for 2004 compared with $382,000 for 2003. Gains on loans sales and commissions on brokered loans totaled $162,000 for 2002. The Bank originates SBA 7(a) loans and sells the guaranteed portion of the loan into the secondary market for a gain. The Bank also arranges SBA 504 and other loans for customers that are ultimately funded by other institutions and receives commissions for its services. The change in income reflects the change in the number and amount of loans sold or brokered in each period.

Noninterest expense
      Noninterest expense for 2004 was $9,409,000, up 6 percent from $8,836,000 for 2003. Noninterest expense for 2002 was $7,222,000. The efficiency ratio was 69.8% for 2004 compared with 68.9% for 2003 and 69.8% for 2002.

	December 31,

	2004	2003	2002

	(Dollars in thousands)
Salaries and benefits	$5,373	$5,220	$4,131
Premises and equipment	1,301	972	693
Data processing	758	836	743
Legal, audit, and other professional services	418	328	326
Printing stationary and supplies	141	166	199
Telephone	163	161	92
Directors’ fees	128	106	103
Advertising and marketing	299	298	289
Postage	81	84	86
Other expenses	747	665	560

Total noninterest expense	$9,409	$8,836	$7,222

      The Bank has pursued a growth strategy through de novo branching. This requires the Bank to recruit and hire personnel and lease or build facilities to operate and house the new branch. These expenses are incurred prior to the opening of the branch and generally are in excess of the income from the branch when it commences operations. The increase in salaries and benefits expense and premises and equipment expense reflects this growth strategy. The Oxnard office was opened in the spring of 2000, the Ventura office was opened in the summer of 2002, the Thousand Oaks office was opened in the fall of 2003 and the Simi Valley office was opened in January of 2005. The Bank also expanded into a new operations center in the summer of 2004 consolidating into one facility loan, deposit and technology operations.
      In addition, in 2004, the Bank implemented a new core application processing system that is anticipated to lower unit costs while providing a platform that more readily supports growth and expansion of services.

Income taxes
      The provision for income taxes was $1,319,000 for 2004 compared with $1,244,000 for 2003. The provision for income taxes was $1,035,000 for 2002. The effective tax rate was 35.1% for 2004 compared with 36.0% for 2003 and 39.1% for 2002. The combined federal and state statutory rate for all periods was 41.2%. The effective tax rate was less than the combined statutory tax rate as a result of excluding from taxable income interest income on municipal securities and the earnings on the cash surrender value of life insurance.

Financial position

Securities
      The Bank purchases securities to generate interest income and to assist in the management of liquidity risk. Securities are classified as ‘available-for-sale’ for accounting purposes and, as such, are recorded at their fair or market values in the balance sheet. Fair values are based on quoted market prices. Changes in the fair value of securities (i.e., unrealized holding gains or losses) are reported as ‘other comprehensive income’ and carried as accumulated comprehensive income or loss within shareholders’ equity until realized.

	As of December 31, 2004

		After One	After Five
	One Year	Year to	Years to	Over
	or Less	Five Years	Ten Years	Ten Years	Total

	(Dollars in thousands)
Maturity distribution
Mortgage-backed securities	$1,226	$36,848	$10,314	$7,960	$56,348
Collateralized mortgage obligations	—	—	1,568	3,347	4,915
U.S. Treasury Obligations	2,993	—	—	—	2,993
State and municipal securities	100	295	2,723	3,615	6,733
U.S. agency securities	3,746	3,050	—	—	6,796

Total	$8,065	$40,193	$14,605	$14,922	$77,785

Weighted average yield
Mortgage-backed securities	3.75%	3.26%	4.10%	4.50%	3.60%
Collateralized mortgage obligations	—	—	4.91%	4.72%	4.78%
U.S. Treasury obligations	2.75%	—	—	—	2.75%
State and municipal securities	7.12%	7.96%	5.47%	6.03%	5.90%
U.S. Agency securities	2.69%	2.62%	—	—	2.66%

Total	2.93%	3.25%	4.44%	4.92%	3.76%
      Securities, at amortized cost, increased to $77,785,000, or 19 percent, at December 31, 2004 from $65,286,000 at December 31, 2003. Securities, at amortized cost, were $27,001,000 at December 31, 2002. The increase in securities reflect (i) the shift from investing in overnight, lower-yielding federal funds into longer-term, higher-yielding securities, (ii) the increase in core deposits over the periods, and (iii) a more active use of equity capital and alternative funding sources to generate interest income.
      Net unrealized holding losses at December 31, 2004 and 2003 were $440,000 and $512,000, respectively. There were net unrealized holding gains at December 31, 2002 of $308,000. As a percentage of securities, at amortized cost, unrealized holding losses and gains were 0.57%, 0.78% and 1.11% at the end of each respective period. Securities are comprised largely of U.S. Government Agency obligations, mortgage-backed securities and California municipal general obligation bonds. The Bank has evaluated unrealized losses of its investment securities and determined that these as of December 31, 2004 are temporary and are related to the fluctuation in market interest rates since purchase.

Loans
      The Bank primarily makes loans to small businesses located principally in Ventura and Los Angeles counties. Total loans increased 16 percent to $182,873,000 at December 31, 2004 from $157,952,000 at December 31, 2003. Total loans were $142,379,000 at December 31, 2002. The increase in loans reflects the expansion of our branch network over these periods.

	December 31,

	2004	2003	2002

	(Dollars in thousands)
Commercial real estate	$83,457	$87,638	$80,020
Commercial loans and lines	68,996	42,076	31,876
Construction	12,330	16,540	16,842
Home equity loans and lines	2,114	5,808	7,036
Home mortgage	11,558	2,898	2,756
Installment and credit card	4,418	2,992	3,849

Total loans	182,873	157,952	142,379
Less allowances for loan losses	(2,346)	(2,325)	(1,970)

Loans, net	$180,527	$155,627	$140,409

      The following table shows the maturity distribution of loans.

	As of December 31, 2004

	One Year	One Year to	After
	or Less	Five Years	Five Years	Total

	(Dollars in thousands)
Fixed rate loan maturities
Commercial real estate	$669	$3,394	$3,484	$7,547
Commercial loans and lines	476	3,955	685	5,116
Consumer	84	582	22	688
Other	7,275	—	5,653	12,928

Total fixed rate loan maturities	8,504	7,931	9,844	26,279
Adjustable rate loan repricings
Commercial real estate	38,728	42,389	—	81,117
Commercial loans and lines	50,677	4,388	1,950	57,015
Construction	12,609	—	—	12,609
Consumer	3,308	—	—	3,308
Other	2,545	—	—	2,545

Total adjustable rate loan maturities	107,867	46,777	1,950	156,594

Total maturities and repricings	$116,371	$54,708	$11,794	$182,873

Allowance for loan losses
      The allowance for loan losses is established through a provision charged to expense. Loans are charged-off against the allowance when the Bank believes that it is unlikely that the loan will be paid. The amount of the allowance at each period end is based on an evaluation of the probable losses inherent in the portfolio of loans at such times. The evaluation takes into consideration, among other things, the type of loans, the delinquency or default status of loans, the trends in the loan portfolio, and current and future economic conditions that may affect the borrower’s ability to pay.
      The following table shows the activity in the allowance for loan losses for the periods indicated.

	December 31,

	2004	2003	2002

	(Dollars in thousands)
Beginning balance	$2,325	$1,970	$1,680
Provision for loan losses	418	510	510
Loans charged-off	(359)	(124)	(336)
Recoveries on loans charged off	12	69	116
Transfers to undisbursed commitment liability	(50)	(100)	—

Ending balance	$2,346	$2,325	$1,970

Ratio of net charge-offs to average loans	0.21%	0.04%	0.17%

      The following table shows an allocation of the allowance for loan losses to loan categories. The amount attributed to a loan category should not be interpreted as an indication that changes to the allowance will be incurred in these amounts or proportions.

	December 31, 2004

		Percent of
		Allowance
	Amount	to Loans

	(Dollars in thousands)
Commercial real estate	$422	0.51%
Commercial loans and lines	856	1.24%
Construction loans	487	3.95%
Home equity loan and lines	13	0.81%
Home mortgage	58	0.50%
Installment and credit card	45	1.01%

Subtotal	$1,881	1.03%
Unallocated	465	0.25%

Total	$2,346	1.28%

      The allowance for loan losses, as a percentage of total loans, was 1.28% at December 31, 2004, compared with 1.47% at December 31, 2003. At December 31, 2002 this ratio was 1.38%. The provision for loan losses for 2004 was $418,000 compared with $510,000 for 2003. The provision for loan losses for 2002 was $510,000. Net charge-offs for the same periods were $347,000, $55,000, and $220,000, respectively.
      The Bank does not accrue interest on loans for which payment of interest or principal is not expected. Nonaccrual loans totaled $2,180,000 at December 31, 2004 compared to $2,443,000 at December 31, 2003. At December 31, 2002 nonaccrual loans totaled $333,000. The increase in nonaccrual loans represents a participation in a construction loan with several other banks to a borrower who defaulted on the payment terms and filed for bankruptcy. In December 2004, the bankruptcy court approved a settlement and the borrower has, in 2005, resumed payments under the approved settlement. The Bank anticipates the full repayment of this loan with interest and does not anticipate a loss.

	December 31,

	2004	2003	2002

	(Dollars in thousands)
Accruing loans past due 90 days	$—	$132	$18
Nonaccrual loans	$2,180	$2,443	$333
Ratios:
Accrual loans past due to average loans	—	0.09%	0.01%
Nonaccrual loans to average loans	1.29%	1.64%	0.25%
Interest income on nonaccrual loans:
Contractual due	$197	$254	$47
Collected	69	14	52

Deposits
      The Bank primarily accepts deposits of small businesses located principally in Ventura and Los Angeles counties. Core deposits totaled $194,939,000 at December 31, 2004 compared with $184,432,000 at

December 31, 2003 and $155,471,000 at December 31, 2002. Core deposits represent a significant low-cost source of funds that support the Bank’s lending activities.

	Years Ended December 31,

	2004		2003		2002

	Average	Average	Average	Average	Average	Average
	Balance	Rate	Balance	Rate	Balance	Rate

	(Dollars in thousands)
Core deposits
Noninterest bearing demand deposits	$81,455	—	$67,400	—	$53,472	—
Interest checking	19,776	0.11%	17,946	0.11%	16,303	0.13%
Savings accounts	61,697	0.79%	51,807	0.72%	35,414	0.78%
Time deposits less than $100,000	24,783	1.79%	26,724	1.93%	33,505	3.05%

Total core deposits	187,711	0.80%	183,877	0.84%	138,694	1.29%

Noncore deposits
Time deposits of $100,000 or more	27,355	1.33%	28,080	1.54%	28,712	2.58%

Total	$215,066	0.98%	$191,957	1.08%	$167,405	1.81%

      Large certificates of deposits (i.e., $100,000 or more) totaled $32,251,000 at December 31, 2004 compared with $27,497,000 at December 31, 2003 and $31,190,000 at December 31, 2002. A large part of these deposits represent deposits placed by the State Treasurer of California with the Bank. The remainder represents deposits accepted from customers in the Bank’s market area. There were no broker deposits as of December 31, 2004, 2003 or 2002, respectively.
      The following table shows the maturity distribution of time deposits of $100,000 or more.

	December 31, 2004

	Amount	Percentage

	(Dollars in thousands)
Three months or less	$17,394	53.9%
Over three months through six months	7,571	23.5%
Over six months through one year	2,086	6.5%
Over one year	5,200	16.1%

	$32,251	100.00%

Borrowings
      The Bank is a member of the Federal Home Loan Bank of San Francisco (FHLB). Membership allows the Bank to borrow, approximately $71.0 million at December 31, 2004, to meet funding needs and otherwise assist in the management of liquidity risk. Borrowings with the FHLB are collateralized by the Bank’s investment in FHLB stock as well as loans or securities which may be pledged. At December 31, 2004 the Bank’s investment in FHLB stock totaled $1,992,000.

	2004		2003		2002

	Federal	Weighted	Federal	Weighted	Federal	Weighted
	Home Loan	Average	Home Loan	Average	Home Loan	Average
	Bank	Interest	Bank	Interest	Bank	Interest
	Advances	Rate	Advances	Rate	Advances	Rate

	(Dollars in thousands)
Amount outstanding at end of period	$32,850	2.39%	$25,000	1.63%	—	—
Maximum amount outstanding at any month-end during the period	$32,850	2.39%	$25,000	1.63%	—	—
Average amount outstanding during the period	$29,706	1.95%	$12,405	1.54%	—	—

      The following table shows the maturities of the FHLB advances outstanding at December 31, 2004.

Maturity
Amount	Year

$16,050	2005
11,550	2006
5,250	2007

$32,850

Off balance sheet arrangements
      In the normal course of business, the Bank makes commitments to extend credit or issues letters of credit to customers. These commitments generally are not recognized in the balance sheet. These commitments do involve, to varying degrees, elements of credit risk; however, the Bank uses the same credit policies and procedures as it does for on-balance sheet credit facilities. Commitments to extend credit totaled $63,604,000 at December 31, 2004 compared with $45,291,000 at December 31, 2003 and $51,894,000 at December 31, 2002. Commercial and standby letters of credit were $914,000, $1,337,000, and $552,000 at December 31, 2004, 2003, and 2002, respectively.

Contractual Obligations and Commitments
      Below is a schedule of First California Bank’s current contractual obligations by maturity and/or payment due date.

	As of December 31, 2004

	<1 Year	1-3 Years	3-5 Years	>5 Years	Total

	(Dollars in thousands)
FHLB term advances	$16,050	$11,550	$5,250	$—	$32,850
Salary continuation benefits	—	—	—	180	180
Operating lease obligations	332	846	276	960	2,414

Total	$16,382	$12,396	$5,526	$1,140	$35,444

Quantitative and qualitative disclosures about risk

Credit risk
      Credit risk is the risk to earnings or capital arising from an obligor’s failure to meet the terms of any contract with the Bank or otherwise to perform as agreed. Credit risk is found in all activities in which success depends on counterparty, issuer, or borrower performance. Credit risk is present any time Bank funds are extended, committed, invested, or otherwise exposed through actual or implied contractual agreements, whether reflected on or off the balance sheet.
      The Bank manages credit risk through Board approved policies and procedures. These policies are reviewed and approved at least annually by the Directors. Lending policies provide Bank management with a framework for consistent loan underwriting and a basis for sound credit decisions. Lending policies specify, among other things, the parameters for the type or purpose of the loans, the required debt service coverage and the required collateral requirements. Credit limits are also established and certain loans require approval by the Directors’ Loan Committee. The Directors’ Audit Committee also engages a third party to perform a credit review of the loan portfolio to ensure compliance with policies and assist in the evaluation of the credit risk inherent in the loan portfolio.
      An estimate of probable losses incurred in the loan portfolio is necessary in determining the amount of the allowance for loan losses which is presented as a reduction of our loan balances. This estimate is performed monthly by management and reviewed and approved by the Board of Directors. This estimate takes into consideration, among other things, the type of loans, the delinquency or default status of loans, the trends in the loan portfolio, and current and future economic conditions that may affect the borrower’s ability to pay.
      Nonaccrual loans, as a percentage of total loans, were 1.19% at December 31, 2004 compared with 1.55% at December 31, 2003. Nonaccrual loans are comprised principally of a participation in a construction loan with several other banks to a borrower who defaulted on the payment terms and filed bankruptcy. In December 2004, the bankruptcy court approved a settlement and the borrower has, in 2005, resumed payments under the approved settlement. The Bank anticipates the full repayment of this loan with interest.

Interest rate risk
      Interest rate risk is the risk to earnings or capital arising from movements in interest rates. Interest rate risk arises from differences between the timing of rate changes and the timing of cash flows (re-pricing risk), from changing the rate relationships among different yield curves affecting bank activities (basis risk), from changing rate relationships across the spectrum of maturities (yield curve risk), and from interest-related options embedded in loans and products (options risk).
      The Bank manages interest risk through Board approved policies and procedures. These policies are reviewed and approved at least annually by the Directors. Interest rate risk policies provide Bank management with a framework for consistent evaluation of risk (a modified-gap analysis, an earnings-at-risk analysis and an economic value of equity analysis) and establish risk tolerance parameters. Management’s Asset and Liability Committee meets regularly to evaluate interest rate risk, engages a third party to assist in the measurement and evaluation of risk and reports quarterly to the Directors’ Funds Management Committee on compliance with policies. The Directors’ Audit Committee also engages a third party to perform a review of management’s asset and liability practices to ensure compliance with policies.
      The Bank’s funding sources are dominated by checking and savings accounts, which either have no interest rate or are re-priced infrequently. The Bank’s loan portfolio is dominated by loans that use the Wall Street Journal prime rate as an index. The Bank’s securities portfolio is comprised chiefly of U.S. Agency mortgage-backed securities that are either fixed rate, adjustable or a hybrid. This composition produces a balance sheet that is generally asset-sensitive, that is as the general level of interest rates rise, net interest income generally increases and as the general level of interest rates fall, net interest income generally decreases.

	By Repricing Interval

	0-3	4-12
	Months	Months	1-5 Years	>5 Years	Total

	(Dollars in thousands)
Earning assets
Loans	$96,499	$3,659	$69,888	$10,647	$180,693
Securities	4,755	9,569	38,308	24,713	77,345
Federal funds sold	4,055	—	—	—	4,055

Total interest earning assets	$105,309	$13,228	$108,196	$35,360	$262,093

Deposits and borrowings
Deposits	$35,669	$57,048	$49,773	$—	$142,490
Borrowings	2,500	13,550	16,800	—	32,850

Total deposits and borrowings	38,169	70,598	66,573	—	175,340

Interest rate sensitivity gap	$67,140	$(57,370)	$41,623	$35,360	$86,753

Cumulative gap	$67,140	$9,770	$51,393	$86,753

Cumulative gap as a percentage of interest earning assets	23.62%	3.73%	19.61%	33.10%

Liquidity risk
      Liquidity risk is the risk to earnings or capital arising from the Bank’s inability to meet its obligations when they come due without incurring unacceptable losses. Liquidity risk includes the inability to manage unplanned decreases or changes in funding sources as well as the failure to recognize or address changes in market conditions that affect the ability to liquidate assets quickly and with minimal loss in value.
      The Bank manages liquidity risk through Board approved policies and procedures. These policies are reviewed and approved at least annually by the Directors. Liquidity risk policies provide Bank management with a framework for consistent evaluation of risk and establish risk tolerance parameters. Management’s Asset and Liability Committee meets regularly to evaluate liquidity risk, review and establish deposit interest rates, review loan and deposit in-flows and out-flows and reports quarterly to the Directors’ Funds Management Committee on compliance with policies. The Directors’ Audit Committee also engages a third party to perform a review of management’s asset and liability practices to ensure compliance with policies.
      The Bank enjoys a large base of core deposits (representing checking, savings and small certificates of deposit (i.e., under $100,000)). At December 31, 2004 core deposits totaled $194,939,000, compared with $184,432,000 at December 31, 2003. Core deposits totaled $155,471,000 as of December 31, 2002. Core deposits represent a significant low-cost source of funds that support the Bank’s lending activities.

Capital Resources
      The Board of Directors recognizes that a strong capital position is vital to growth, continued profitability, and depositor and investor confidence. The policy of the Board of Directors is to maintain sufficient capital at not less than the well-capitalized thresholds established by banking regulators. In 2002, the Bank successfully issued 400,000 shares of common stock, with 200,000 warrants attached, for a total of $5.5 million in capital to support our growth strategy. The Bank has not paid cash or stock dividends since 2001.

					To be Well-
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
December 31, 2004
Total capital to risk-weighted assets	$25,300	12.25%	$16,518	8.00%	$20,647	10.00%
Tier 1 capital to risk-weighted assets	$22,804	11.04%	$8,259	4.00%	$12,388	6.00%
Tier 1 capital to average assets	$22,804	8.61%	$10,974	4.00%	$13,718	5.00%
      The Bank’s capital ratios exceed the levels established by banking regulators for a “well-capitalized’ institution at December 31, 2004.
South Coast Bancorp, Inc.

Overview
      The following is a discussion of the results of operations and financial condition of South Coast Bancorp, Inc., South Coast Commercial Bank’s parent holding company. You should read this discussion in conjunction with South Coast Bancorp’s audited financial statements and the related footnotes.
      South Coast Bancorp is a bank holding company whose only active subsidiary is South Coast Commercial Bank, headquartered in Irvine, California. SCCB makes loans primarily collateralized by commercial, retail and industrial properties located throughout Southern California. SCCB funds loans primarily with FDIC-insured savings accounts and certificates of deposits. SCCB is subject to regulation by the California Department of Financial Institutions and the FDIC. SCCB elected to be taxed as an S Corporation under the federal and state income tax laws. These laws provide that, in lieu of corporate income taxes, the shareholders separately account for their share of income, deductions, losses and credits. As a result, no corporate income taxes have been provided for in the results of operations except for certain state and federal income taxes.
      On February 2, 2005, the Bank entered into an Agreement of Merger with South Coast Bancorp pursuant to which South Coast Bancorp will merge with and into a newly formed bank holding company, FCB Bancorp. The merger is pending all necessary shareholder and regulatory approvals. South Coast Bancorp shareholders will receive approximately $36.0 million in cash if and when the merger transaction is completed. The transaction will be accounted for as a purchase; accordingly, the results of operations from the acquisition will be included in the consolidated financial statements of FCB Bancorp from the date of acquisition forward.

Critical accounting policies
      The discussion and analysis of South Coast Bancorp’s results of operations and financial condition are based upon audited financial statements which have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires South Coast Bancorp’s management to make estimates and judgments that affect the reported amounts of assets and liabilities, income and expense, and the related disclosures of contingent assets and liabilities at the date of these financial statements. South Coast Bancorp believes these estimates and assumptions to be reasonably accurate; however, actual results may differ from these estimates under different assumptions or circumstances. Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan losses.
      The allowance for loan losses is maintained by additions charged to operations as provisions for loan losses and by loan recoveries, with actual losses charged as reductions to the allowance. There are three basic elements to South Coast Bancorp’s process for evaluating the adequacy of the allowance for loan loss allowances: first the identification of impaired loans; second, the establishment of appropriate loan loss allowances once individual specific impaired loans are identified; and third, a methodology for estimating loan losses based on the inherent risk in the remainder of the loan portfolio. Loss allowances are established for specifically identified impaired loans based on the fair value of the underlying collateral property. Measurement of loan impairment is based on the fair value of the loans’ collateral. Impairment losses are included in the allowance for loan losses through a charge to provision for loan losses. Adjustments to impairment losses due to changes in the fair value of impaired loans’ collateral are included in the provision for loan losses. The allowance for loan losses was $1,183,000 at December 31, 2004.

Results of operations and financial position

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Results of Operations
Net interest income	$5,809	$6,255	$6,262
Provision (credit) for loan losses	$(55)	$(4)	$(81)
Noninterest income	$715	$1,271	$895
Noninterest expense	$3,558	$3,888	$3,486
Net income	$2,915	$3,515	$3,620
Financial position
Assets	$146,725	$142,679	$133,805
Loans	$120,719	$115,646	$104,714
Deposits	$128,799	$125,485	$117,260
Shareholders’ equity	$16,767	$15,781	$15,037
      For 2004, South Coast Bancorp had net income of $2,915,000, down 17 percent from $3,515,000 for 2003. Net income declined principally on lower levels of noninterest income, specifically, net gains on loans held for sale. Net income for 2003 declined 3 percent from $3,620,000 for 2002.

Net interest income
      Net interest income for 2004 was $5,809,000, down $446,000 or 7.13% from $6,255,000 for 2003. Net interest income was $6,262,000 for 2002.

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Interest on:
Loans	$9,075	$9,445	$10,053
Securities	94	123	191
Federal funds sold	105	92	141
Deposit with banks	308	308	368

Total interest income	9,582	9,968	10,753

Interest expense on deposits	3,773	3,713	4,491

Net interest income	$5,809	$6,255	$6,262

      The decline in net interest income from 2002 to 2004 reflects principally the decline in the yield on loans. The general level of interest rates declined significantly from 2002 to mid-year 2003. For example, the prime interest rate was 4.75% at November 1, 2002. By June 2003, the prime interest rate fell to 4.00%. The prime interest has since increased to 5.25% at the end of 2004. The following table indicates rates earned or paid for the periods indicated.

	As of December 31,(1)

	2004	2003	2002

Loans	7.52%	8.17%	9.60%
Securities	2.21%	3.07%	4.77%
Federal funds sold	1.50%	0.92%	1.66%
Deposits with interest	2.57%	3.34%	3.11%
Interest earning assets	6.65%	7.18%	8.33%
Interest bearing deposits	3.05%	3.20%	4.51%
Net interest margin	4.03%	4.50%	4.85%

(1)	Source: SNL Financial

Noninterest income
      Noninterest income for 2004 was $715,000, down $556,000 from $1,271,000 for 2003. The decline in noninterest income reflects the absence of gains on sales of loans held for sale.

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Delinquency charges	$37	$34	$51
Rental income	194	264	238
Fee income	481	409	303
(Loss) gain on sale of assets	(9)	38	—
Net gain on sales of loans held for sale	—	516	291
Other	12	10	12

Total noninterest income	$715	$1,271	$895

      In the years 2002 to 2003, SCCB originated and sold 1-4 family loans; this activity was discontinued in 2004.

Noninterest expense
      Noninterest expense for 2004 was $3,558,000, down $330,000 or 9 percent from 3,888,000 from 2003. Noninterest expenses were $3,486,000 for 2002.
      Noninterest expenses were as follows for the periods indicated:

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Salaries and wages	$2,394	$2,582	$2,305
Occupancy	372	380	347
Postage and supplies	94	119	97
FDIC assessment	18	19	20
Data processing	83	73	80
Insurance and fidelity bonds	97	87	68
Accounting and auditing services	69	88	105
State supervision and examination	31	26	22
Appraisal costs	30	31	30
Equipment maintenance	44	36	30
Automobile	22	18	17
Board meetings and directors’ fees	48	49	48
Dues and subscriptions	24	29	33
Promotion and advertising	120	174	148
Credit reports	15	13	14
Other	97	164	122

Total noninterest expense	$3,558	$3,888	$3,486

      The decline in noninterest expense for 2004 reflects the reduction in incentive pay and other production or volume based expenses.

Provision (credit) for loan losses
      The allowance for loan losses is maintained by additions charged to the results of operations for loan losses, or credits to the results of operations for reductions. The allowance is also increased by actual recoveries from loans previously charged-off and decreased by actual losses from loans charged-off. There are three basic elements to the SC Bank’s process for evaluating the adequacy of the allowance — first, the identification of impaired loans; second, the establishment of appropriate loan loss allowances once individual specific impaired loans are identified; and third, a methodology for estimating loan losses based on the inherent risk in the remainder of the loan portfolio.

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Allowance for loan losses — beginning	$1,211	$1,199	$1,273
Provision (credit) to earnings	(55)	(4)	(81)
Charge-offs	—	—	—
Recoveries	27	16	7

Allowance for loan losses — ending	$1,183	$1,211	$1,199

Provision for income taxes
      SC Bank elected, effective January 1, 2002, to be taxed as an S Corporation under federal and state income tax laws. These laws provide that, in lieu of corporate income taxes, the shareholders separately account for their share of income, deductions, losses and credits. As a result, no corporate income taxes have been provided for in the results of operations except for certain state and federal income taxes.

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Earnings before income taxes	$3,021	$3,642	$3,752
Income taxes	106	127	132

Net income	$2,915	$3,515	$3,620

Effective tax rate	3.51%	3.49%	3.52%

Loans, investments and deposits

	As of December 31,

	2004	2003	2002

	(Dollars in thousands)
Loans	$120,719	$115,646	$104,714
Securities	$4,528	$4,005	$4,008
Interest bearing deposits at banks	$12,006	$9,226	$11,823
Deposit liabilities	$128,799	$125,485	$117,260
      Loans increase 4 percent to $120,719,000 at the end of 2004 from $115,646,000 at the end of 2003. Loans increased 10 percent for 2003 from $104,714,000 at December 31, 2003.
      Investments, consisting of US Treasury securities and $100,000 certificates of deposits placed at various banks, increased 25 percent in 2004 primarily as a result of higher customer deposits. Investments decreased 16 percent in 2003 primarily as a result of higher loan balances.
      Deposits increased to $128,799,000, or 3 percent at December 31, 2004, from $125,485,000 at December 31, 2003. Deposits increased 7 percent for 2003 from $117,260,000 at December 31, 2002.

Capital Resources
      SCCB’s actual capital amounts and ratios are presented in the table below.

					To be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provision

	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
December 31, 2004
Total Capital (to risk weighted assets)	$17,691	14.01%	$10,100	8.00%	$12,625	10.00%
Tier I capital (to risk weighted assets)	$16,508	13.07%	$5,051	4.00%	$7,577	6.00%
Tier I capital (to average assets)	$16,508	11.24%	$5,874	4.00%	$7,342	5.00%

BUSINESS
      The following summary highlights information contained elsewhere in this private placement memorandum. This summary is not intended to be complete. You should carefully read the entire private placement memorandum, including the “Risk Factors” section as well as the exhibits and documents separately provided, before making an investment in our Shares.
Business of First California Bank
      First California Bank is a full-service commercial bank headquartered in Camarillo, California. The Bank is chartered under the laws of the State of California and is subject to supervision by the California Commissioner of Financial Institutions. The Federal Deposit Insurance Corporation insures the Bank’s deposits up to the maximum legal limit.
      The Bank opened for business in 1979 under the name “Camarillo Community Bank” with one branch office located in Camarillo. The Bank provides a broad range of banking products and services, including credit, cash management and deposit services through six full service banking offices which are located in Camarillo, Westlake Village, Oxnard, Thousand Oaks, Ventura and Simi Valley. In October 2001, the Bank changed its name to “First California Bank” in order to reflect the Bank’s growth beyond its initial primary market of Camarillo.
      The Bank’s goal is to offer our customers a consistently high level of individualized personal service. The Bank’s strategy in attaining its goals has been to implement and maintain risk management and controls to achieve a safe and sound business policy, employing an aggressive marketing plan which emphasizes relationship banking and the “personal touch,” offering competitive products and managing our growth. The Bank provides convenience through six banking offices with ATM access, 24 hour telephone access to account information, on line banking and courier service. The diversity of our delivery systems enables customers to choose the method of banking, which is most convenient for them. The Bank trains its staff to recognize each customer, greet them, and be able to address them by name so that they feel as if they have a “private banker.”
Our Goals and Strategy
      The goal of First California Bank is to be the community bank in every market we serve. We believe we can compete effectively against both the smaller and de novo institutions as well as the larger regional and national banks. Unlike smaller banks, our capital base is large enough to support the borrowing needs of our communities. Additionally, unlike many larger banks we continue to offer a traditional community bank delivery system including a personal service oriented culture, minimal bureaucracy, and local decision making. To continue to build on our success, we have identified and successfully implemented the following strategies:

•	Attract and retain talented bankers.

•	Focus on small business banking.

•	Develop niche oriented retail banking.

•	Expand through de novo branching and opportunistic acquisitions.

•	Increase low cost core deposits.

•	Maintain our strong commitment to risk management.
Attract and Retain Talented Bankers
      The focus of the Bank since the arrival of new management in late 1999 has been to identify and to recruit senior relationship managers at banks that were recently acquired. These were bankers who were known and respected in their communities and had a significant client following. Successful recruitment of these individuals provides a strong foundation that has enabled us to grow the Bank and to open four new offices in five years with the sixth office opened in January of 2005. The clients brought over by these talented local bankers have enabled these new offices to reach profitability within a relatively short timeframe of 12-18 months.
Focus On Small Business Banking
      Our primary target market has been small businesses with annual sales up to $35.0 million with credit needs between $1.0 to $3.0 million. Our infrastructure reflects our commitment to meeting the needs of small businesses. Our lending expertise is in the commercial lending area with products such as equipment loans, working capital lines, asset-based lending along with expertise in construction lending, and mini-perm commercial real estate loans. We are an organization that is disciplined in practicing relationship banking as evidenced by the significant number of our borrowing customers having non-interest bearing checking and/or money market accounts with us. This focus on relationship banking has enabled us to fund our loan growth, which has grown in excess of 20% per annum, with relatively inexpensive core deposits. The growth of First California Bank has been and will continue to be focused on growing its small business banking clientele.
      Increasing fee income is a priority for First California Bank. First, we have been leveraging our existing expertise in lending to increase fee income. As a PLP (Preferred Lender Provider) approved lender by the Small Business Administration, we originate 7(a) and 504 loans for their fee potential. For our clients that require long term fixed rate loans, we generate fee income by brokering these loans to wholesale commercial lenders. We expect to materially increase our investment and commitment to the SBA programs over the next 12 months as we expand the sales force and our geographic footprint to cover most of Southern California.
      Additionally, in 2004 we invested in a more powerful and flexible data processing platform that will enable us to make available additional products and services to our small business clients and integrate these products and services into our core processor on a seamless basis. Utilizing this platform, we have begun the process of expanding and improving our fee based services. One of our primary objectives for the next 12 months is also to significantly improve our cash management services to our business clients by expanding our menu of products and services.
Develop Niche Oriented Retail Banking
      Throughout the history of First California Bank, we have been successful at servicing the needs of our commercial banking customers. In 2004, we made the decision to leverage our success in that area and expand our products and services into retail banking. Our intent was to focus our efforts and resources on only those niche clients whose needs we could better serve such as professionals including, doctors, attorneys and CPAs.
      We are taking the best of First California Bank’s current services and rolling out new products and tools in 2005. We plan to offer attractive packages for professionals such as doctors, attorneys and CPAs. Bundling products and services together in a “professional suite” of services will provide comprehensive and customized retail advantages to our current and potential commercial clients. For example, our professional clients will have the advantage of earning Continuing Education Units through our First Professionals Program — where we partner with educators to offer a range of timely business seminars and workshops that our busy professionals need.
Expand Through De Novo Branching and Opportunistic Acquisitions
      The core philosophy of our growth strategy has been to grow organically by focusing on increasing loans and deposits in each and every one of the markets in which we operate. Since 2000, we have been expanding our geographic footprint by opening a new branch office every 18 months. We have opened four new branch offices since 2000 in those communities that meet the following criteria:

•	Availability of local banking talent that fosters our community banking customer service philosophy and have a following of clients.

•	A prospective market that is underserved by community banks.

•	A local economy that is diverse and healthy.

      As we evaluate new markets to enter, we will continue to apply the above criteria. In addition, we will give strong consideration to expanding into those markets that will allow us to connect our Ventura County and Orange County operations. Based on these criteria, we have identified the following communities as possibilities for new branch offices: San Fernando Valley, West Los Angeles, and the Fullerton/ Santa Ana area.
      We will also continue to look for opportunistic acquisitions that are a strategic complement to our organic/de novo growth strategy. We have applied a disciplined approach to evaluating these opportunities by applying the following criteria:

•	A transaction must maximize shareholder value and create minimal dilution.

•	A transaction must be accretive to earnings within the first 12 months of the purchase.

•	The marketplace served by a target bank must be underserved by other community banks.

•	The local economy served by a target bank must be diverse and healthy.
      We believe that our purchase of South Coast Bancorp meets all of the above criteria. We will maintain our disciplined approach to evaluating potential acquisition options with a focus on those banking franchises that will enable us to either expand our market presence in Orange County or Ventura County or allow us to more closely link our operations in these two counties.
Increase Low Cost Core Deposits
      Due to our on-going focus on relationship banking, First California Bank has historically enjoyed a relatively high level of low cost core deposits. The growth of low cost core deposits will continue to be a priority for the Bank to support our growth objectives. To augment the deposits generated by relationship managers on the business banking side, we are re-tooling our branch offices and its personnel with sales training and production related incentive programs to transition these offices to a sales platform with a focus on increasing low cost core deposits. We have also hired business development officers who specialize in deposit generation.
Maintain Our Strong Commitment to Risk Management
      First California Bank has a history of strong credit risk management. Under the leadership of a highly competent Chief Credit Officer (“CCO”), we have developed a credit culture centered on a conservative loan underwriting policy and experienced commercial lenders, who on average have more than 20 years of lending experience. The fact that loans charged off averaged less than $175,000 per year for the past five years, while the loan portfolio has grown on average over 20% per year reflects a credit culture that is conservative yet supportive of a growing institution like ours. In 2005, in anticipation of the South Coast Bancorp acquisition, we will bring on board a Credit Administrator to support the CCO in credit risk management as well as to further develop our loan administration infrastructure.
      Over the last two years, we have strengthened the Bank’s overall risk management by partnering with an outside vendor to provide comprehensive internal audit services, as well as hiring a full time compliance/ CRA officer. We are proactively addressing regulatory concerns in regards to compliance with the Bank Secrecy Act (“BSA”) by acquiring the necessary software and staff to manage BSA compliance. In conjunction with the South Coast Bancorp acquisition, we will bring on board an internal auditor who will also oversee BSA compliance. In 2004, we also strengthened risk management in the operations area by creating Central Operations Department to gain efficiency with regard to backroom operational functions, as well as to centralize operational risk management. As reflected in our commitment to comply with BSA, First California Bank’s management culture will continue to proactively manage regulatory issues before they are forced upon us.

Management
      Set forth below is biographical information for certain of our executive officers and managers of our business units.
      C. G. Kum, President and Chief Executive Officer. Mr. Kum began his banking career in 1977 as a corporate banking trainee with Bank of California in San Francisco, California. He served as Regional Vice President and Manager of Asset Quality Administration for United Banks of Colorado from 1984 until 1987. Mr. Kum then served as Vice President and Division Manager of Special Projects Division for Colorado National Bank from 1987 until 1993. Mr. Kum moved to California in 1993 and served as Executive Vice President and Chief Credit Officer of City Commerce Bank, Santa Barbara, California from 1993 until 1999.
      Mr. Kum was appointed to his current position as the President and the Chief Executive Officer of First California Bank (formerly known as Camarillo Community Bank) on September 1, 1999. Under his leadership, the Bank has grown from total assets of $100 million and two branches in 1999, to total assets as of December 31, 2004 of $283 million and six branches (the sixth branch was opened on January 24, 2005 in the City of Simi Valley). He is a graduate of University of California at Berkeley and received his Masters Degree in Business Administration from Pepperdine University. Mr. Kum also is a graduate of Stonier Graduate School of Banking. He has served as a member of Board of Directors of Casa Pacifica, a non profit organization that serves high risk youths in Ventura County, California State University at Channel Islands Foundation, and the United Way of Ventura County. He was recently elected to the position of the President of the Board of Directors of Community Bankers of California, an association of California community bank presidents, for the fiscal year of 2005-06. Mr. Kum lives in Camarillo, Calif. with his wife Vikki and their three children.
      Thomas E. Anthony, Executive Vice President and Chief Credit Officer. Mr. Anthony moved from Illinois and began his banking career in 1970 as a commercial loan trainee with the then United California Bank in Los Angeles. He served as Vice President — Commercial Lender at Independence Bank from 1988 to 1992. He then served as Executive Vice President and Chief Credit Officer at Channel Islands National Bank from 1992 until 1998 when it was merged with American Commercial Bank, where he served in the same capacity from 1998 until 1999. Mr. Anthony joined First California Bank in 1999 as Executive Vice President and Chief Credit Officer.
      Mr. Anthony graduated from Northern Illinois University with a degree in Management. He has held several commercial lending and credit administration positions with banks in California and has been active on several community boards/committees and with charitable and professional organizations.
      Romolo Santarosa, Executive Vice President and Chief Financial Officer. Mr. Santarosa began his banking career in 1991 with Shawmut National Corporation as its Controller. In 1995, Mr. Santarosa joined Sanwa Bank California and served as controller until 1997. He then served as Chief Financial Officer of Southern Pacific Bank from 1997 until 2000, of Eldorado Bancshares, Inc. from 2000 to 2001, and of Treasury Bank, N.A. from 2001 to 2002. Mr. Santarosa joined First California Bank in November 2002 as Executive Vice President and Chief Financial Officer.
      Mr. Santarosa is a graduate (1978) of Ithaca College, Ithaca, New York. He began his career in public accounting with Price Waterhouse, an international public accounting firm. He also is a certified public accountant in New York and Connecticut. Mr. Santarosa is active in several professional and community organizations.

Executive Compensation
      The following table shows the compensation for the last three fiscal years paid by the Bank to its executive officers whose compensation exceeded $100,000:
Summary Compensation Table

					Long Term Compensation
					Awards
		Annual Compensation			Securities
				Other Annual	Underlying	All Other
Name and Principal Position	Year	Salary	Bonus	Compensation(1)	Options Granted	Compensation

C. G. Kum,	2004	210,047	65,749		9,000	0
President and Chief Executive	2003	195,000	75,000		10,000	0
Officer	2002	180,000	50,058		0	0
Thomas E. Anthony,	2004	134,005	28,765		4,500	0
Executive Vice President and Chief	2003	120,721	39,396		5,000	0
Credit Officer	2002	114,243	30,617		0	0
Romolo Santarosa,	2004	133,951	34,587		4,500	0
Executive Vice President and Chief	2003	120,000	39,396		1,000	0
Financial Officer	2002	15,000	0		0	0

(1)	Perquisites paid to an executive officer that total less than the lesser of $50,000 or 10% of salary and bonus are omitted.
      In March 2003, the Bank entered into a Salary Continuation Agreement with C. G. Kum. The agreement provides for a maximum annual benefit of $160,471, which will be paid over the lesser of 17 years or such shorter period of time based upon the number of years that Mr. Kum is employed by the Bank prior to normal retirement. The Bank also entered into a split-dollar life insurance agreement with Mr. Kum in March 2003. Pursuant to the terms of that agreement, the Bank owns the insurance policies, is entitled to the cash value of the policies and is responsible for paying the associated premiums. Upon Mr. Kum’s death, the beneficiary is entitled to receive $1.5 million of the total proceeds, with the Bank entitled to the balance. The Bank paid an aggregate premium in 2002 amounting to $1.4 million.
      In March 2003, the Bank also entered into a Salary Continuation Agreement with Thomas E. Anthony. The agreement provides for a maximum annual benefit of $84,667, which will be paid over the lesser of 15 years or such shorter period of time based upon the number of years that Mr. Anthony is employed by the Bank prior to normal retirement. The Bank also entered into a split-dollar life insurance agreement with Mr. Anthony in March 2003. Pursuant to the terms of that agreement, the Bank owns the insurance policies, is entitled to the cash value of the policies and is responsible for paying the associated premiums. Upon Mr. Anthony’s death, the beneficiary is entitled to receive $1.05 million of the total proceeds, with the Bank entitled to the balance. The Bank paid an aggregate premium in 2002 amounting to $1.0 million.
Employees and Employee Benefits
      As of March 31, 2005, we had a total of 91 full-time equivalent employees. Our employees are an important component of our success and we believe our employee relations are very good. A significant number of the Bank’s employees are long-term employees. We believe our employee turnover is low in comparison to many of our competitors.
      The Bank has adopted a 401(k) savings investment plan which allows employees to defer certain amounts of compensation for income tax purposes under Section 401(k) of the Internal Revenue Code. Essentially, all eligible employees may elect to defer and contribute up to statutory limits. The Bank may, at its discretion, make matching contributions, the total of which may not exceed 15% of eligible compensation. For the years ending December 31, 2004, 2003, and 2002, the Bank made matching contributions of approximately $89,000, $59,000, and $67,000, respectively, to the plan.

      The Bank has established an employee incentive compensation program which provides eligible participants additional compensation based upon the achievement of certain Bank goals. For the years ending December 31, 2004, 2003 and 2002, additional compensation expense of approximately $270,000, $350,000, and $260,000, respectively, was recognized and paid subsequent to each year-end to eligible employees, pursuant to this program.
      On December 30, 2002, the Bank purchased life insurance to support life insurance benefits for several key employees and salary continuation benefits for certain executives. As of December 31, 2004 and 2003, the cash surrender value of the life insurance was $5.0 million and $4.8 million, respectively. As of December 31, 2004, the Bank recognized a liability for salary continuation benefits of $180,000. Payments under the salary continuation plan commence when the respective executive reaches the age of 65 and continue for a period of 20 years.
Marketing and Products Development
      The officers and employees of the Bank are continually engaged in marketing activities and have developed new products and services for the convenience of our customers. This includes the evaluation and development of new products and services, such as cash management and online banking services. These new products and services serve to enable the Bank to retain and enhance its competitive position in its service area.
Competition
      The banking business in California, generally, and in southern California, specifically, where the Bank’s offices are located, is highly competitive with respect to both loans and deposits and is dominated by a relatively small number of major banks, which have many offices operating over wide geographic areas. The Bank competes for deposits and loans principally with these major banks, but also with small independent banks located in its service areas. Among the advantages which the major banks have over the Bank are their ability to finance extensive advertising campaigns and to allocate their investment assets to regions of highest yield and demand. Many of the major commercial banks operating in the Bank’s service area offer certain services that are not offered directly by the Bank and, by virtue of their greater total capitalization, such banks have substantially higher lending limits than the Bank.
      Moreover, banks generally, and the Bank in particular, face increasing competition for loans and deposits from non-bank financial intermediaries such as savings and loan associations, thrift and loan associations, credit unions, mortgage companies, insurance companies, and other lending institutions. Money market funds offer rates competitive with banks, and an increasingly sophisticated financial services industry continually develops new products for businesses and consumers that compete with banks for investment dollars. In addition, other entities (both public and private) seeking to raise capital through the issuance and sale of debt or equity securities compete with banks in the acquisition of deposits.
      The Bank conducts no material business outside of California and has no immediate plans to do so. However, such activities are permitted in accordance with applicable law. As a result, out-of-state banks, as well as California banks, compete with the Bank in our service areas.
      Recent legislation and economic developments have favored increased competition between different types of financial institutions for both deposits and loans, resulting in increased cost of funds to banks generally and to the Bank in particular. In order to compete with the other financial institutions in its service area, the Bank relies principally upon personal contacts by its officers, directors, employees and shareholders; local promotional activity including direct mail, advertising in local newspapers and business journals; and specialized services. The Bank’s promotional activities emphasize the advantages of dealing with a locally-owned and headquartered institution attuned to the particular needs of the community. In the event that a customer’s loan demands exceed the Bank’s lending limits, the Bank may attempt to arrange for such loans on a participation basis with its correspondent banks. Where this is not feasible, the Bank may be unable to make the loan. The Bank also assists customers requiring services not offered by the Bank to obtain these services from its correspondent banks.

SUPERVISION AND REGULATION
Supervision and Regulation of the Company
      Upon consummation of the holding company reorganization, the Bank will be a wholly-owned subsidiary of the Company. The Company, as the Bank’s parent company, will be a bank holding company registered under the Bank Holding Company Act of 1956, as amended (the “BHCA”), is subject to regulation by the Board of Governors of the Federal Reserve System (“Federal Reserve Board”). Under Federal Reserve Board regulation, the Company will be expected to act as a source of managerial and financial strength for its bank subsidiary. It cannot conduct operations in an unsafe or unsound manner and must commit resources to support its banking subsidiary in circumstances where the Company might not otherwise do so. Under the BHCA, the Company and its banking subsidiary will be subject to periodic examination by the Federal Reserve Board. The Company will also file periodic reports of its operations and any additional information regarding its activities and those of its subsidiaries with the Federal Reserve Board, as may be required.
      The Company will also be deemed to be a bank holding company within the meaning of Section 3700 of the California Financial Code. As such, the Company and its subsidiaries will be subject to examination by, and may be required to file reports with, the Commissioner of the California Department of Financial Institutions (the “Commissioner” or the “DFI”). Regulations have not yet been proposed or adopted or steps otherwise taken to implement the Commissioner’s powers under this statute.
Sarbanes-Oxley Act of 2002
      The Sarbanes-Oxley Act of 2002 (the “SOX”) is designed to protect investors in capital markets by improving the accuracy and reliability of corporate disclosures of public companies. The SOX is intended to provide a framework that improves the quality of independent audits and accounting services, financial reporting, to strengthen the independence of accounting firms and increase the responsibility of management for corporate disclosures and financial statements. The SOX’s provisions are significant to the Company and all other companies that have a class of securities registered under Section 12 of the Exchange Act or are otherwise reporting to the SEC pursuant to Section 15(d) of the Exchange Act (collectively, “public companies”). It is intended that by addressing these weaknesses, public companies will be able to avoid the problems encountered by many notable companies in 2002.
      The SOX’s provisions have and will become effective at different times, ranging from immediately upon enactment, which was July 30, 2002, to later dates specified in the SOX or the date on which the required implementing regulations become effective. In addition to SEC rulemaking to implement the SOX, Nasdaq and the New York Stock Exchange will be proceeding with their proposed changes to their listing standards which, in some instances, may impose requirements more rigorous than those set forth in the SOX. Wide-ranging in scope, the SOX will have a direct and significant impact on banks and bank holding companies that are public companies, including the Company.
The California Corporate Disclosure Act
      On January 1, 2003, the California Corporate Disclosure Act (the “CCD”) became effective. The CCD amends Section 1502 and 2117 of the California Corporations Code, which previously required companies incorporated or qualified to do business in California to make biannual filings with the California Secretary of State disclosing relatively limited corporate information. The new form, which was published recently by the Secretary of State, reflects the significant additional information required under the CCD for publicly traded companies. The CCD also increases the frequency of the filing to annually.
Bank Holding Company Liquidity
      The Company is a legal entity, separate and distinct from its “to be” bank subsidiary, First California Bank. Although it has the ability to raise capital on its own behalf or borrow from external sources, the Company may also obtain additional funds through dividends paid by, and fees for services provided to, the

Bank. However, regulatory constraints may restrict or totally preclude the Bank from paying dividends to the Company. See “Limitations on Dividend Payments” on page 49.
      The Federal Reserve Board’s policy regarding dividends provides that a bank holding company should not pay cash dividends exceeding its net income or which can only be funded in ways, such as by borrowing, that weaken the bank holding company’s financial health or its ability to act as a source of financial strength to its subsidiary banks. The Federal Reserve Board also possesses enforcement powers over bank holding companies and their non-bank subsidiaries to prevent or remedy actions that represent unsafe or unsound practices or violations of applicable statutes and regulations.
Transactions with Affiliates
      The Company and any subsidiaries it may purchase or organize will be deemed to affiliates of the Bank within the meaning of Sections 23A and 23B of the Federal Reserve Act, herein referred to as the “FRA,” as amended. Pursuant thereto, loans by the Bank to affiliates, investments by the Bank in affiliates’ stock, and taking affiliates’ stock as collateral for loans to any borrower will be limited to 10% of the Bank’s capital, in the case of any one affiliate, and will be limited to 20% of the Bank’s capital in the case of all affiliates. In addition, such transactions must be on terms and conditions that are consistent with safe and sound banking practices. Specifically, a bank and its subsidiaries generally may not purchase from an affiliate a low-quality asset, as defined in the FRA. Such restrictions also prevent a bank holding company and its other affiliates from borrowing from a banking subsidiary of the bank holding company unless the loans are secured by marketable collateral of designated amounts. The Company and the Bank will also be subject to certain restrictions with respect to engaging in the underwriting, public sale and distribution of securities.
Limitations on Businesses and Investment Activities
      Under the BHCA, a bank holding company must obtain the Federal Reserve Board’s approval before directly or indirectly acquiring more than 5% ownership or control of any voting shares of another bank or bank holding company; acquiring all or substantially all of the assets of another bank; or merging or consolidating with another bank holding company, all subject to certain exceptions. In addition, federal law prohibits a bank holding company and any subsidiary banks from engaging in certain tie-in arrangements in connection with the extension of credit.
      The Gramm-Leach-Bliley Act (the “GLB Act”), enacted in 1999, permits banks and bank holding companies to engage in previously prohibited activities under certain conditions. Also, banks and bank holding companies may affiliate with other financial service providers such as insurance companies and securities firms under certain conditions. Consequently, a qualifying bank holding company, called a financial holding company, herein referred to as “FHC,” can engage in a full range of financial activities, including banking, insurance, and securities activities, as well as merchant banking and additional activities that are beyond those traditionally permitted for bank holding companies. Moreover, various non-bank financial service providers who were previously prohibited from engaging in banking can now acquire banks while also offering services such as securities underwriting and underwriting and brokering insurance products. The GLB Act also expands passive investment activities by FHCs, permitting them to indirectly invest in any type of company, financial or non-financial, through merchant banking activities and insurance company affiliations.
Capital Adequacy
      Bank holding companies must maintain minimum levels of capital under the Federal Reserve Board’s risk based capital adequacy guidelines. If capital falls below minimum guideline levels, a bank holding company, among other things, may be denied approval to acquire or establish additional banks or non-bank businesses.
      The Federal Reserve Board’s risk-based capital adequacy guidelines for bank holding companies and state member banks, discussed in more detail below (see “— Supervision and Regulation of the Bank-Risk-Based Capital Guidelines” on page 50), assign various risk percentages to different categories of assets, and capital is measured as a percentage of those risk assets. Under the terms of the guidelines, bank holding companies are expected to meet capital adequacy guidelines based both on total risk assets and on total assets, without regard to risk weights.
      The risk-based guidelines are minimum requirements. Higher capital levels will be required if warranted by the particular circumstances or risk profiles of individual organizations. For example, the Federal Reserve Board’s capital guidelines contemplate that additional capital may be required to take adequate account of, among other things, interest rate risk, the risks posed by concentrations of credit, or risks associated with nontraditional banking activities or securities trading activities. Moreover, any banking organization experiencing or anticipating significant growth or expansion into new activities, particularly under the expanded powers of the GLB Act, may be expected to maintain capital ratios, including tangible capital positions, well above the minimum levels. See “Risk-Based Capital Guidelines” on page 50.
Limitations on Dividend Payments
      After the holding company formation, the Company will be entitled to receive dividends when and as declared by the Bank’s Board of Directors, out of funds legally available for dividends as specified and limited by the California Financial Code. Under Section 642 of the California Financial Code, funds available for cash dividend payments by a bank are restricted to the lesser of: (i) a bank’s retained earnings; or (ii) a bank’s net income for its last three fiscal years (less any distributions to shareholders made during such period). With the prior approval of the DFI, cash dividends may also be paid out of the greater of: (i) a bank’s retained earnings; (ii) net income for a bank’s last preceding fiscal year; or (iii) net income for a bank’s current fiscal year. If the DFI finds that the shareholders’ equity of the bank is not adequate or that the payment of a dividend would be unsafe or unsound for the bank, the DFI may order the bank not to pay a dividend to the bank’s shareholders.
      Since the Bank is an FDIC insured institution, it is also possible, depending upon its financial condition and other factors, that the FDIC could assert that the payment of dividends or other payments might, under some circumstances, constitute an unsafe or unsound practice and, thus, prohibit those payments.
      As a California corporation, the Company’s ability to pay dividends is subject to the dividend limitations of the California Corporations Code, herein referred to as the “CCC.” Section 500 of the CCC allows the Company to pay a dividend to its shareholders only to the extent that the Company has retained earnings and, after the dividend, the Company meets the following criteria:

•	its assets (exclusive of goodwill and other intangible assets) would be 1.25 times its liabilities (exclusive of deferred taxes, deferred income and other deferred credits); and

•	its current assets would be at least equal to its current liabilities.
Supervision and Regulation of the Bank

General
      Banking is a complex, highly regulated industry. The primary goals of the regulatory scheme are to maintain a safe and sound banking system, protect depositors and the FDIC’s insurance fund, and facilitate to conduct of sound monetary policy. In furtherance of these goals, Congress and the states have created several largely autonomous regulatory agencies and enacted numerous laws that govern banks, bank holding companies and financial services industry. Consequently, the Bank’s growth and earnings performance can be affected not only by management decisions and general economic conditions, but also by the requirements of applicable state and federal statutes, regulations and the policies of various governmental regulatory authorities, including:

•	the FDIC;

•	the DFI; and

•	the Federal Deposit Insurance Corporation.

      The system of supervision and regulation applicable to the Bank governs most aspects of the Bank’s business, including:

•	the scope of permissible business;

•	investments;

•	reserves that must be maintained against deposits;

•	capital levels that must be maintained;

•	the nature and amount of collateral that may be taken to secure loans;

•	the establishment of new regional offices;

•	mergers and consolidations with other financial institutions; and

•	the payment of dividends.
      The Bank, as a California state chartered bank which is not a member of the Federal Reserve System, is subject to regulation, supervision, and regular examination by the DFI and the FDIC. The Bank’s deposits are insured by the FDIC up to the maximum extent provided by law. The regulations of these agencies govern most aspects of the Bank’s business. California law exempts all banks from usury limitations on interest rates.
      The following summarizes the material elements of the regulatory framework that applies to the Bank. It does not describe all of the statutes, regulations and regulatory policies that are applicable. Also, it does not restate all of the requirements of the statutes, regulations and regulatory policies that are described. Consequently, the following summary is qualified in its entirety by reference to the applicable statutes, regulations and regulatory policies may have material effect on the Bank’s business.
Risk-Based Capital Guidelines
      General. The federal banking agencies have established minimum capital standards known as risk-based capital guidelines. These guidelines are intended to provide a measure of capital that reflects the degree of risk associated with a bank’s operations. The risk-based capital guidelines include both a new definition of capital and a framework for calculating the amount of capital that must be maintained against a bank’s assets and off-balance sheet items. The amount of capital required to be maintained is based upon the credit risks associated with the various types of a bank’s assets and off-balance sheet items. A bank’s assets and off-balance sheet items are classified under several risk categories, with each category assigned a particular risk weighting from 0% to 100%. The bank’s risk-based capital ratio is calculated by dividing its qualifying capital, which is the numerator of the ratio, by the combined risk weights of its assets and off-balance sheet items, which is the denominator of the ratio.
      Qualifying Capital. A bank’s total qualifying capital consists of two types of capital components: “core capital elements,” known as Tier 1 capital, and “supplementary capital elements,” known as Tier 2 capital. The Tier 1 component of a bank’s qualifying capital must represent at least 50% of total qualifying capital and may consist of the following items that are defined as core capital elements:

•	common stockholders’ equity;

•	qualifying non-cumulative perpetual preferred stock (including related surplus); and

•	minority interests in the equity accounts of consolidated subsidiaries.
      The Tier 2 component of a bank’s total qualifying capital may consist of the following items:

•	a portion of the allowance for loan and lease losses;

•	certain types of perpetual preferred stock and related surplus;

•	certain types of hybrid capital instruments and mandatory convertible debt securities; and

•	a portion of term subordinated debt and intermediate-term preferred stock, including related surplus.

      Risk Weighted Assets and Off-Balance Sheet Items. Assets and credit equivalent amounts of off-balance sheet items are assigned to one of several broad risk classifications, according to the obligor or, if relevant, the guarantor or the nature of the collateral. The aggregate dollar value of the amount in each risk classification is then multiplied by the risk weight associated with that classification. The resulting weighted values from each of the risk classifications are added together. This total is the bank’s total risk weighted assets.
      A two-step process determines risk weights for off-balance sheet items, such as unfunded loan commitments, letters of credit and recourse arrangements. First, the “credit equivalent amount” of the off-balance sheet items is determined, in most cases by multiplying the off-balance sheet item by a credit conversion factor. Second, the credit equivalent amount is treated like any balance sheet asset and is assigned to the appropriate risk category according to the obligor or, if relevant, the guarantor or the nature of the collateral. This result is added to the bank’s risk-weighted assets and comprises the denominator of the risk-based capital ratio.
      Minimum Capital Standards. The supervisory standards set forth below specify minimum capital ratios based primarily on broad risk considerations. The risk-based ratios do not take explicit account of the quality of individual asset portfolios or the range of other types of risks to which banks may be exposed, such as interest rate, liquidity, market or operational risks. For this reason, banks are generally expected to operate with capital positions above the minimum ratios.
      All banks are required to meet a minimum ratio of qualifying total capital to risk weighted assets of 8%. At least 4% must be in the form of Tier 1 capital, net of goodwill. The maximum amount of supplementary capital elements that qualifies as Tier 2 capital is limited to 100% of Tier 1 capital, net of goodwill. In addition, the combined maximum amount of term subordinated debt and intermediate-term preferred stock that qualifies as Tier 2 capital for risk-based capital purposes is limited to 50% of Tier 1 capital. The maximum amount of the allowance for loan and lease losses that qualifies as Tier 2 capital is limited to 1.25% of gross risk weighted assets. The allowance for loan and lease losses in excess of this limit may, of course, be maintained, but would not be included in a bank’s risk-based capital calculation.
      The federal banking agencies also require all banks to maintain a minimum amount of Tier 1 capital to total assets, referred to as the leverage ratio. For a bank rated in the highest of the five categories used by regulators to rate banks, the minimum leverage ratio of Tier 1 capital to total assets is 3%. For all banks not rated in the highest category, the minimum leverage ratio is 5%. These uniform risk-based capital guidelines and leverage ratios apply across the industry. Regulators, however, have the discretion to set minimum capital requirements for individual institutions, which may be significantly above the minimum guidelines and ratios.
      Whether or not dividends, either cash or stock, will be paid in the future will be determined by our Board of Directors after consideration of various factors. The declaration and payment of cash dividends are determined by the Board of Directors in light of the earnings, capital requirements and financial condition of the Company, and other relevant factors. The ability of the Company to pay cash dividends depends on the amount of cash dividends paid to it by the Bank and the capital position of the Company. Capital distributions, including dividends, by the Bank are subject to federal and state regulatory restrictions tied to its earnings and capital. See “Supervision and Regulation — Limitations on Dividend Payments”.
Other Factors Affecting Minimum Capital Standards
      The federal banking agencies have established certain benchmark ratios of loan loss reserves to be held against classified assets. The benchmark by federal banking agencies is the sum of:

•	100% of assets classified loss;

•	50% of assets classified doubtful;

•	15% of assets classified substandard; and

•	estimated credit losses on other assets over the upcoming twelve months.

Notwithstanding the above, the Bank’s current practice is to take the more conservative approach of including 20%, rather than 15%, of assets classified substandard.
      The federal risk-based capital rules adopted by banking agencies take into account banks’ concentrations of credit and the risks of engaging in non-traditional activities. Concentrations of credit refers to situations where a lender has a relatively large proportion of loans involving a single borrower, industry, geographic location, collateral or loan type. Non-traditional activities are considered those that have not customarily been part of the banking business, but are conducted by a bank as a result of developments in, for example, technology, financial markets or other additional activities permitted by law or regulation. The regulations require institutions with high or inordinate levels of risk to operate with higher minimum capital standards.
      The federal banking agencies also are authorized to review an institution’s management of concentrations of credit risk for adequacy and consistency with safety and soundness standards regarding internal controls, credit underwriting or other operational and managerial areas.
      The federal banking agencies also limit the amount of deferred tax assets that are allowable in computing a bank’s regulatory capital. Deferred tax assets that can be realized for taxes paid in prior carry back years and from future reversals of existing taxable temporary differences are generally not limited. However, deferred tax assets that can only be realized through future taxable earnings are limited for regulatory capital purposes to the lesser of:

•	the amount that can be realized within one year of the quarter-end report date; or

•	10% of Tier 1 capital.
      The amount of any deferred tax in excess of this limit would be excluded from Tier 1 capital, total assets and regulatory capital calculations.
      The federal banking agencies have also adopted a joint agency policy statement which provides that the adequacy and effectiveness of a bank’s interest rate risk management process, and the level of its interest rate exposure is a critical factor in the evaluation of the bank’s capital adequacy. A bank with material weaknesses in its interest rate risk management process or high levels of interest rate exposure relative to its capital will be directed by the federal banking agencies to take corrective actions. Financial institutions which have significant amounts of their assets concentrated in high risk loans or nontraditional banking activities, and who fail to adequately manage these risks, may be required to set aside capital in excess of the regulatory minimums.
Prompt Corrective Action
      The federal banking agencies possess broad powers to take prompt corrective action to resolve the problems of insured banks. Each federal banking agency has issued regulations defining five capital categories: “well capitalized,” “adequately capitalized,” “undercapitalized,” “significantly undercapitalized,” and “critically undercapitalized.” Under the regulations, a bank shall be deemed to be:

•	“well capitalized” if it has a total risk-based capital ratio of 10.0% or more, has a Tier 1 risk-based capital ratio of 6.0% or more, has a leverage capital ratio of 5.0% or more, and is not subject to specified requirements to meet and maintain a specific capital level for any capital measure;

•	“adequately capitalized” if it has a total risk-based capital ratio of 8.0% or more, a Tier 1 risk-based capital ratio of 4.0% or more, and a leverage capital ratio of 4.0% or more (3.0% under certain circumstances) and does not meet the definition of “well capitalized”;

•	“undercapitalized” if it has a total risk-based capital ratio that is less than 8.0%, a Tier 1 risk-based capital ratio that is less than 4.0%, or a leverage capital ratio that is less than 4.0% (3.0% under certain circumstances);

•	“significantly undercapitalized” if it has a total risk-based capital ratio that is less than 6.0%, a Tier 1 risk-based capital ratio that is less than 3.0% or a leverage capital ratio that is less than 3.0%; and

•	“critically undercapitalized” if it has a ratio of tangible equity to total assets that is equal to or less than 2.0%.

      Banks are prohibited from paying dividends or management fees to controlling persons or entities if, after making the payment the bank would be “undercapitalized,” that is, the bank fails to meet the required minimum level for any relevant capital measure. Asset growth and branching restrictions apply to “undercapitalized” banks. Banks classified as “undercapitalized” are required to submit acceptable capital plans guaranteed by its holding company, if any. Broad regulatory authority was granted with respect to “significantly undercapitalized” banks, including forced mergers, growth restrictions, ordering new elections for directors, forcing divestiture by its holding company, if any, requiring management changes, and prohibiting the payment of bonuses to senior management. Even more severe restrictions are applicable to “critically undercapitalized” banks, those with capital at or less than 2%. Restrictions for these banks include the appointment of a receiver or conservator after 90 days, even if the bank is still solvent. All of the federal banking agencies have promulgated substantially similar regulations to implement this system of prompt corrective action.
      The following table sets forth FCB Bancorp’s pro forma capital amounts and ratios and comparison to the minimum ratios:

					To be Well-
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Pro forma(1)		Purposes		Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
March 31, 2005
Total capital to risk-weighted assets	$41,952	12.60%	$26,639	8.00%	$33,299	10.00%
Tier 1 capital to risk-weighted assets	$37,362	11.22%	$13,319	4.00%	$19,979	6.00%
Tier 1 capital to average assets	$37,362	8.70%	$13,319	4.00%	$16,649	5.00%

(1)	assumes combined risk-weighted assets of $332,999,000, combined average assets of $429,699,000 after reduction of goodwill, and Tier 1 and Total capital as adjusted for this offering and the Trust Preferred Issuance and goodwill.
      The following table sets forth the Bank’s actual capital amounts and comparison to the minimum ratios:

					To be Well-
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes		Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
March 31, 2005
Total capital to risk-weighted assets	$25,960	12.59%	$16,498	8.00%	$20,622	10.00%
Tier 1 capital to risk-weighted assets	$23,381	11.34%	$8,249	4.00%	$12,373	6.00%
Tier 1 capital to average assets	$23,381	8.27%	$11,315	4.00%	$14,144	5.00%
      A bank, based upon its capital levels, that is classified as “well capitalized,” “adequately capitalized” or “undercapitalized” may be treated as though it were in the next lower capital category if the appropriate federal banking agency, after notice and opportunity for hearing, determines that an unsafe or unsound condition, or an unsafe or unsound practice, warrants such treatment. At each successive lower capital category, an insured bank is subject to more restrictions. The federal banking agencies, however, may not treat an institution as “critically undercapitalized” unless its capital ratios actually warrant such treatment.
Effect of the Offering on Capital Adequacy Measures
      As of March 31, 2005, the Bank was in compliance with all applicable capital adequacy guidelines. The capital invested in the Company as a result of the sale of shares in this offering and in the Bank as a result of the consolidation of the Bank and SCCB will improve both the Company’s and the Bank’s capital adequacy.

Deposit Insurance Assessments
      The FDIC has implemented a risk-based assessment system in which the deposit insurance premium relates to the probability that the deposit insurance fund will incur a loss. The FDIC sets semi-annual assessments in an amount necessary to maintain or increase the reserve ratio of the insurance fund to at least 1.25% of insured deposits or a higher percentage as determined to be justified by the FDIC.
      Under the risk-based assessment system adopted by the FDIC, banks are categorized into one of three capital categories, “well capitalized,” “adequately capitalized,” and “undercapitalized.” Assignment of a bank into a particular capital category is based on supervisory evaluations by its primary federal regulator.
Interstate Banking and Branching
      Bank holding companies from any state may generally acquire banks and bank holding companies located in any other state, subject in some cases to nationwide and state-imposed deposit concentration limits and limits on the acquisition of recently established banks. Banks also have the ability, subject to specific restrictions, to acquire by acquisition or merger branches located outside their home state. The establishment of new interstate branches is also possible in those states with laws that expressly permit it. Interstate branches are subject to many of the laws of the states in which they are located.
      California law authorizes out-of-state banks to enter California by the acquisition of or merger with a California bank that has been in existence for at least five years, unless the California bank is in danger of failing or in certain other emergency situations. Interstate branching into California is, however, limited to the acquisition of an existing bank.
Enforcement Powers
      In addition to measures taken under the prompt corrective action provisions, insured banks may be subject to potential enforcement actions by the federal regulators for unsafe or unsound practices in conducting their businesses, or for violation of any law, rule, regulation, condition imposed in writing by the regulatory agency, or term of a written agreement with the regulatory agency. Enforcement actions may include: the appointment of a conservator or receiver for the bank; the issuance of a cease and desist order that can be judicially enforced; the termination of the bank’s deposit insurance; the imposition of civil monetary penalties; the issuance of directives to increase capital; the issuance of formal and informal agreements; the issuance of removal and prohibition orders against officers, directors and other institution-affiliated parties; and the enforcement of such actions through injunctions or restraining orders based upon a judicial determination that the deposit insurance fund or the bank would be harmed if such equitable relief was not granted.
FDIC Receivership
      The FDIC may be appointed as conservator or receiver of any insured bank or savings association. In addition, the FDIC may appoint itself as sole conservator or receiver of any insured state bank or savings association for any, among others, of the following reasons: insolvency; substantial dissipation of assets or earnings due to any violation of law or regulation or any unsafe or unsound practice; an unsafe or unsound condition to transact business, including substantially insufficient capital or otherwise; any willful violation of a cease and desist order which has become final; any concealment of books, papers, records or assets of the institution; the likelihood that the institution will not be able to meet the demands of its depositors or pay its obligations in the normal course of business; the incurrence or likely incurrence of losses by the institution that will deplete all or substantially all of its capital with no reasonable prospect for the replenishment of the capital without federal assistance; or any violation of any law or regulation, or an unsafe or unsound practice or condition which is likely to cause insolvency or substantial dissipation of assets or earnings, or is likely to weaken the condition of the institution or otherwise seriously prejudice the interests of its depositors.
      As a receiver of any insured depository institution, the FDIC may liquidate such institution in an orderly manner and dispose of any matter concerning such institution as the FDIC determines is in the best interests of that institution, its depositors and the FDIC. Further, the FDIC shall, as the conservator or receiver, by operation of law, succeed to all rights, titles, powers and privileges of the insured institution, and of any shareholder, member, account holder, depositor, officer or director of that institution with respect to the institution and the assets of the institution; may take over the assets of and operate the institution with all the powers of the members or shareholders, directors and the officers of the institution and conduct all business of the institution; collect all obligations and money due to the institution and preserve and conserve the assets and property of the institution.
Safety and Soundness Guidelines
      The federal banking agencies have adopted guidelines to assist in identifying and addressing potential safety and soundness concerns before capital becomes impaired. These guidelines establish operational and managerial standards relating to:

•	internal controls, information systems and internal audit systems;

•	loan documentation;

•	credit underwriting;

•	asset growth; and

•	compensation, fees and benefits.
      Additionally, the federal banking agencies have adopted safety and soundness guidelines for asset quality and for evaluating and monitoring earnings to ensure that earnings are sufficient for the maintenance of adequate capital and reserves. If an institution fails to comply with a safety and soundness standard, the appropriate federal banking agency may require the institution to submit a compliance plan. Failure to submit a compliance plan or to implement an accepted plan may result in a formal enforcement action.
      The federal banking agencies have issued regulations prescribing uniform guidelines for real estate lending. The regulations require insured depository institutions to adopt written policies establishing standards, consistent with such guidelines, for extensions of credit secured by real estate. The policies must address loan portfolio management, underwriting standards and loan-to-value limits that do not exceed the supervisory limits prescribed by the regulations.
Consumer Protection Laws and Regulations
      The bank regulatory agencies are focusing greater attention on compliance with consumer protection laws and their implementing regulations. Examination and enforcement have become more intense in nature, and insured institutions have been advised to carefully monitor compliance with various consumer protection laws and their implementing regulations. Banks are subject to many federal consumer protection laws and their regulations, including:

•	the Community Reinvestment Act;

•	the Truth in Lending Act;

•	the Fair Housing Act;

•	the Equal Credit Opportunity Act;

•	the Home Mortgage Disclosure Act;

•	the Real Estate Settlement Procedures Act; and

•	the Gramm-Leach-Bliley Act.
Other Aspects of Banking Law
      The Bank is also subject to federal and state statutory and regulatory provisions covering, among other things, security procedures, currency and foreign transactions reporting, insider and affiliated party transac-

tions, management interlocks, electronic funds transfers, funds availability, and truth-in-savings. There are also a variety of federal statutes which regulate acquisitions of control and the formation of bank holding companies.
USA Patriot Act of 2001
      On October 26, 2001, President Bush signed the USA Patriot Act of 2001. The Patriot Act is intended to strengthen the U.S. law enforcement and the intelligence communities’ abilities to work cohesively to combat terrorism on a variety of fronts. The impact of the Patriot Act on financial institutions of all kinds is significant and wide ranging. The Patriot Act contains sweeping anti-money laundering and financial transparency, in addition to current requirements, laws and requires various regulations.
Impact of Monetary Policies
      Banking is a business that depends on interest rate spreads. In general, the difference between the interest rate paid by a bank on its deposits and its other borrowings and the interest rate earned on its loans, securities and other interest-earning assets comprises the major source of the Bank’s earnings. These rates are highly sensitive to many factors which are beyond the Bank’s control and, accordingly, the earnings and growth of the Bank are subject to the influence of economic conditions generally, both domestic and foreign, including inflation, recession, and unemployment; and also to the influence of monetary and fiscal policies of the United States and its agencies, particularly the Federal Reserve Board. The Federal Reserve Board implements national monetary policy, such as seeking to curb inflation and combat recession, by:

•	Open-market dealings in United States government securities;

•	Adjusting the required level of reserves for financial institutions subject to reserve requirements; and

•	Adjusting the discount rate applicable to borrowings by banks which are members of the Federal Reserve System.
      The actions of the Federal Reserve Board in these areas influence the growth of bank loans, investments, and deposits and also affect interest rates. Since January 2001 through early 2004 the FRB decreased interest rates thirteen times, reducing the overnight “Federal Funds” rate from 6.50% to 1.00%, the lowest level in over four decades. Since June 2004, the FRB has increase interest rates eight times to 3.0%. The nature and timing of any future changes in the Federal Reserve Board’s policies and their impact on the Company and the Bank cannot be predicted; however, depending on the degree to which our interest-earning assets and interest-bearing liabilities are rate sensitive, increases in rates would have the effect of increasing our net interest margin, while decreases in interest rates would have the opposite effect. In addition, adverse economic conditions could make a higher provision for loan losses a prudent course and could cause higher loan charge-offs, thus adversely affecting our net income or other operating costs.
DESCRIPTION OF CAPITAL STOCK
      The following summary description of the Company’s capital stock does not purport to be complete and is subject to the more detailed provisions of the Company’s Articles of Incorporation and Bylaws and is qualified in its entirety by reference thereto.
      The authorized capital stock of the Company consists of 10,000,000 shares of common stock, no par value (the “Common Stock”), and 10,000,000 shares of serial preferred stock (the “Preferred Stock”). The Preferred Stock may be divided into such number of series as the Board of Directors may determine. The Board of Directors is authorized to determine and alter the rights, preferences, privileges and restrictions granted to and imposed upon any wholly unissued series of Preferred Stock, and to fix the number of shares of any series of Preferred Stock and the designation of any such series of Preferred Stock. The Board of Directors, within the limits and restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, may increase or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series subsequent to the issue of shares of that series.
      The issuance of Preferred Stock could affect the rights of holders of Common Stock. No shares of Preferred Stock will be issued in connection with the holding company reorganization or the acquisition of SCCB and there are no plans to issue Preferred Stock at the present time.
      Upon liquidation or dissolution of the Company, the assets legally available for distribution to holders of shares of the Company’s Common Stock, after payment of all obligations of the Company and payment of any liquidation preference of all other classes and series of stock entitled thereto, including Preferred Stock, if any, are distributable ratably among the holders of the Company’s Common Stock.
      The holders of the Company’s Common Stock are entitled to one vote per share of Common Stock held of record on all matters submitted to vote upon the stockholders. The shares of Common Stock are entitled to cumulative voting rights for the election of directors. The holders of the Company’s Common Stock have no preemptive rights to subscribe for new issue securities, and shares of the Company’s Common Stock are not subject to redemption, conversion, or sinking fund provisions. The shares of the Common Stock, when issued in connection with the holding company reorganization, will be validly issued, fully paid, and non assessable.
      After the preferential dividends upon all other classes and series of stock entitled thereto shall have been paid or declared and set apart for payment and after the Company shall have complied with all requirements, if any, with respect to the setting aside of sums as a sinking fund or for a redemption account on any class of stock, then the holders of the Company’s Common Stock are entitled to such dividends as may be declared by the Board of Directors out of funds legally available therefore under the laws of the State of California.
      As of the date of this private placement memorandum, there were 100 shares of the Company’s Common Stock issued and outstanding. Those shares were issued to C. G. Kum, the Bank’s President and Chief Executive Officer, for $1,000 in order to capitalize the Company. At the time of the holding company reorganization and pursuant to a written agreement, these shares will be repurchased for $1,000 and cancelled by the Company.
REGISTRATION RIGHTS
      In connection with the offering of Shares hereby, the Company will enter into a registration rights agreement with each purchaser of Shares. The following description of certain provisions of the registration rights agreement is a summary and, accordingly, is not complete. The summary is subject to, and qualified in its entirety by reference to, the provisions of the registration rights agreement, Exhibit B hereto and is incorporated herein by reference, which shall be separately provided to you.
      Pursuant to the terms of the registration rights agreement and for the benefit of the holders of Shares, the Company has agreed, at its expense, to:

•	file a shelf registration statement with the SEC to register all transfer restricted Shares on or prior to 90 days after the closing of the sale of the Shares;

•	use its best reasonable efforts to have the shelf registration statement declared effective on or prior to 150 days after the closing of the sale of the Shares; and

•	use its best reasonable efforts to keep the shelf registration statement effective for two years after the Closing or such shorter period as will terminate upon the earliest to occur of the following:

(1) All Shares have been sold pursuant to the shelf registration statement, and

(2) all Shares, other than those held by the Company and its affiliates, are eligible to be sold to the public pursuant to Rule 144(k) under the Securities Act or any successor rule thereof.
      The Company will also agree to use its best reasonable efforts to take a number of other actions necessary to permit public resales of the Shares, including, but not limited to, notifying each holder of Shares when the shelf registration statement becomes effective and providing copies of the prospectus included in the shelf registration statement to each holder of Shares.
      Before a holder may include its Shares in the shelf registration statement, the holder must furnish the Company in writing, within 20 days after receipt of a request therefor, with certain information regarding the holder, its holdings of Shares, its plan of distribution of Shares, and certain other information required by the registration rights agreement for use in connection with any shelf registration statement or prospectus or preliminary prospectus included therein. Each holder must also agree to be named as a selling security holder in the shelf registration statement and any prospectus included therein, and to comply with all applicable requirements of the Securities Act, including the prospectus delivery requirements thereof.
Liquidated Damages
      We will pay liquidated damages, in cash, if the shelf registration statement:

•	has not been filed with the SEC on or prior to 90 days after the closing of the sale of Shares;

•	is not declared effective on or prior to 150 days after the closing of the sale of Shares; or

•	ceases to be effective or fails to be usable for its intended purpose without being promptly succeeded by a post-effective amendment that cures such failure, with certain exceptions.
      Liquidated damages accrue at a rate of 1% of the aggregate purchase price per annum for the first 90 days of registration default, increasing by an additional .5% for each subsequent 90 day period of registration default up to a maximum rate of 2% per annum. Liquidated damages will accrue at such rate from and after a registration default until the earlier of the curing of the registration default or the date on which such registration rights have terminated. At no time will the Company be required to pay liquidated damages in excess of           % of the aggregate purchase price per annum, regardless of whether one or multiple registration defaults exist.
      Liquidated damages accrue only on securities that are then restricted securities. Liquidated damages will be paid quarterly in arrears on March 30, June 30, September 30 and December 30 of each year, with the first quarterly payment due on the first such payment date following the date on which the liquidated damages began to accrue.
Indemnification
      Pursuant to the registration rights agreement, the Company will agree to indemnify the selling security holders and related parties against losses, claims, damages or liabilities arising out of or based upon any untrue statement of material fact or an omission of a material fact required to be stated in the shelf registration statement or any prospectus included therein. As a consequence of having their Shares included in the shelf registration statement, the selling security holders will agree to indemnify the Company against losses, claims, damages or liabilities that arise out of or are based upon an untrue statement of material fact or an omission of a material fact contained in the shelf registration statement or any prospectus included therein, but only with reference to information relating to such holder furnished in writing to the Company by such holder for use in the shelf registration statement or prospectus.
SHARES ELIGIBLE FOR FUTURE SALE
      Future sales of substantial amounts of our common stock in the public market, or the availability of such shares for sale, including shares issued upon the exercise of outstanding options, could adversely affect the market price of our common stock. These sales also might make it more difficult for us to sell equity or equity-related securities in the future at a time and price that we deem appropriate.

Sale of Restricted Shares
      After giving effect to the holding company reorganization (                     shares) and this offering (                     shares), we will have an aggregate of                      shares of common stock outstanding, assuming no exercise of outstanding options to purchase common stock. Substantially all shares of our common stock issuable in connection with the holding company reorganization will be freely tradable, except for shares held by “affiliates,” as that term is defined in Rule 144(a) under the Securities Act. For purposes of Rule 144, an “affiliate” of an issuer is a person that, directly or indirectly through one or more intermediaries, controls, or is controlled by or is under common control with, such issuer. The                      shares of common stock to be sold in this offering will not be freely tradable until registered. Under the registration rights agreement to be executed by the Company and each purchaser of Shares pursuant to this offering, we will be required to use our best reasonable efforts to cause the shelf registration statement to be declared effective by the SEC within 180 days after the completion of this offering. See “Registration Rights” on page      .
Rule 144
      In general, under Rule 144 as currently in effect, a person who has beneficially owned shares of our common stock for at least one year would be entitled to sell, within any three-month period, a number of shares that does not exceed the greater of:

•	1% of the number of shares of common stock then outstanding, which will equal approximately shares immediately after this offering and the holding company reorganization, or

•	the average weekly trading volume of our common stock on OTC Bulletin Board during the four calendar weeks preceding the filing of a notice on Form 144 with respect to that sale, which amount is currently only approximately shares (based upon the trading activity of the Bank’s common stock).
Sales under Rule 144 are also subject to other requirements regarding the manner of sale, notice filing and the availability of current public information about us.
Rule 144(k)
      Under Rule 144(k), a person who is not deemed to have been one of our affiliates at any time during the three months preceding a sale, and who has beneficially owned the shares proposed to be sold for at least two years, including the holding period of any prior owner other than an affiliate, is entitled to sell those shares without complying with the manner of sale, public information, volume limitation or notice filing provisions of Rule 144. Therefore, all “144(k) shares” may be sold without restriction, subject to the provisions of the lock-up agreements described herein.
Stock Options
      As of March 31, 2005, options to purchase approximately 78,250 shares of common stock were outstanding under the Bank’s 2003 stock option plan. In connection with the holding company reorganization, all options that have been granted will be exchanged for substitute options under the Company’s 2005 stock option plan. In the near future, we expect to file a registration statement on Form S-8 to register all of the shares of common stock that could be purchased upon the exercise of such stock options under the Company’s stock option plan. Accordingly, the shares purchased upon exercise of options granted under our stock option plans will be available for resale in the public market, subject to Rule 144 limitations applicable to affiliates, vesting restrictions and the expiration of lock-up agreements.
Lock-up Agreements
      The shares to be held by affiliates of the Company, including approximately                      shares to held by our officers and directors, will be subject to lock-up agreements under which these individuals have agreed not to offer or sell any of these shares of common stock for a period of 90 days from the closing of the offering, without the prior written consent of the Placement Agent, Keefe, Bruyette & Woods, Inc. Sales of a

substantial number of shares of our common stock following the expiration of the lock-up period could cause our stock price to fall.
PLAN OF DISTRIBUTION
      Keefe, Bruyette & Woods, Inc. (“KBW”), under the terms and subject to the conditions of a placement agreement entered into with us, has agreed, as our placement agent, to assist us in offering the Shares for sale on a “best efforts” basis. The Shares offered hereby will be sold in transactions not requiring registration under the Securities Act or applicable state securities laws. Each investor of Shares offered hereby will be required to complete and deliver to the placement agent for redelivery to us a subscription agreement, copies of which are available from us and the placement agent. Upon executing a subscription agreement, each investor agrees to purchase the number of Shares set forth in their subscription agreement, subject to the satisfaction of the conditions set forth therein. Pursuant to the subscription agreement, the investors will not be obligated to purchase Shares from the Company, and the Company will not be obligated to sell Shares to the investor, unless (1) the holding company reorganization is consummated, (2) the trust preferred offering is consummated, and (3) the acquisition of South Coast Bancorp is consummated on the Closing Date (as defined in the subscription agreement), in each case, on terms consistent with the terms described in this private placement memorandum. In addition, the subscription agreement will terminate if the sale of the Shares has not occurred on or prior to October 10, 2005. In addition, each purchaser will be deemed to have made certain acknowledgments, representations and agreements as set forth under “Notice to Investors”.
      Pursuant to the placement agreement, we have agreed to indemnify the placement agent against certain liabilities, including liabilities under the Securities Act and applicable state securities laws.
      The placement agent will offer or sell the Shares to persons it reasonably believes to be “accredited investors” as defined in Rule 501 (a) of the Securities Act.
      We have agreed to pay the placement agent a cash fee equal to 6% of the gross proceeds from the sale of Shares. We have also agreed to reimburse the placement agent for up to $50,000 of its reasonable expenses incurred in connection with the Offering, not including fees of its counsel.
NOTICE TO INVESTORS
General
      The Shares being offered have not been registered under the Securities Act or any state securities laws and, unless so registered, may not be offered or sold except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act and applicable state securities laws. Accordingly, these Shares are being offered and sold only to a limited number of institutional “accredited investors,” as defined in Rule 501 (a)(1), (2), (3) or (7) under the Securities Act as set forth below, residing in some jurisdictions.
      The standards discussed below represent minimum standards for prospective investors to participate in this offering. If you satisfy or exceed these standards, it does not necessarily mean that our securities are a suitable investment for you. You are encouraged to consult your personal financial advisors to determine whether an investment in our Shares and shares is appropriate for you. We may reject subscriptions, in whole or in part, in our sole discretion.
      To participate in this offering, you must represent in the subscription agreement, Exhibit A to this private placement memorandum, which shall be separately provided, among other things, that:

•	by reason of your business or financial experience, or that of your professional advisor, you are capable of evaluating the merits and risks of an investment in the Shares and of protecting your own interests in connection with the transaction;

•	you are acquiring the Shares for your own account, for investment only and not with a view toward the distribution thereof,

•	you are aware that the Shares have not been registered under the Securities Act or any state or foreign securities laws and the transfer of the Shares is restricted by the Securities Act, applicable state or foreign securities laws;

•	you meet the requirements set forth below to be an “accredited investor.”
Accredited Investor Defined
      Rule 501 (a) of Regulation D under the Securities Act defines an “accredited investor” to be, concerning the Shares,

(1) any bank as defined in Section 3(a)(2) of the Securities Act or any savings and loan association or other institution as defined in Section 3(a)(5)(A) of the Securities Act whether acting in its individual or fiduciary capacity, a broker or dealer registered pursuant to Section 15 of the Securities Exchange Act of 1934; any insurance company as defined in Section 2(13) of the Securities Act; any investment company registered under the Investment Company Act of 1940 or a business development company as defined in Section 2(a)(48) of that Act; any Small Business Investment Company licensed by the U.S. Small Business Administration under Section 301(c) or (d) of the Small Business Investment Act of 1958; any plan established and maintained by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions, for the benefit of its employees, if such plan has total assets in excess of $5,000,000; any employee benefit plan within the meaning of the Employee Retirement Income Security Act of 1974, if the investment decision is made by a plan fiduciary, as defined in Section 3(21) of such Act, which is either a bank, savings and loan association, insurance company, or registered investment advisor, or if the employee benefit plan has total assets in excess of $5,000,000 or, if a self-directed plan, with investment decisions made solely by persons that are accredited investors;

(2) any private business development company as defined in Section 202(a)(22) of the Investment Advisors Act of 1940;

(3) any organization described in Section 501 (c)(3) of the Internal Revenue Code, corporation, Massachusetts or similar business trust, or a partnership, not formed for the specific purpose of acquiring the shares and with total assets in excess of $5,000,000;

(4) any director or executive officer of FCB Bancorp;

(5) any natural person whose individual net worth or joint net worth with that person’s spouse, at the time of such person’s purchase of the shares exceeds $1,000,000;

(6) a natural person who had an individual income in excess of $200,000 in each of the two most recent years or joint income with that person’s spouse in excess of $300,000 in each of those years and has a reasonable expectation of reaching the same income level in the current year,

(7) any trust with total assets in excess of $5,000,000 not formed for the specific purpose of acquiring the shares, whose purchase is directed by a sophisticated person as described in Rule 506(b)(2)(ii) of Regulation D;

(8) an entity in which all of the equity owners are accredited investors, as defined above.
      As used above, the term “net worth” means the excess of total assets over total liabilities. In computing net worth for the purpose of (5) above, your principal residence must be valued at cost, including cost of improvements, or at a recently appraised value by an institutional lender making a secured loan, net of encumbrances. In determining income, you should add to your adjusted gross income any amounts attributable to tax-exempt income received, losses claimed as a limited partner in any limited partnership, deductions claimed for depletion, contributions to an IRA or KEOGH retirement plan, alimony payments and any amount by which income from long-term capital gains has been reduced in arriving at adjusted gross income.

Representations and Acknowledgments of Investors
      By your acceptance of our offer to sell you Shares, the Subscription Agreement will require you to acknowledge, represent to, and agree with us as follows:

1. You understand and acknowledge that the Shares have not been registered under the Securities Act or any other applicable securities law, are being offered for sale in transactions not requiring registration under the Securities Act or any other securities laws, and, unless so registered may not be offered, sold or otherwise transferred except in compliance with the registration requirements of the Securities Act or any other applicable securities law, pursuant to an exemption therefrom or in a transaction not subject thereto.

2. You are an institutional “accredited investor” within the meaning of subparagraph (a)(1), (2), (3) or (7) of Rule 501 under the Securities Act or, if the Shares are to be purchased for one or more accounts, “investor accounts”, for which you are acting as fiduciary or agent, each such account is an institutional accredited investor on a like basis. In the normal course of your business, you invest in or purchase securities similar to the Shares and you have such knowledge and experience in financial and business matters that you are capable of evaluating the merits and risks of purchasing the Shares. You are aware that you, or any investor account, may be required to bear the economic risk of an investment in the Shares for an indefinite period of time and you, or such account, are able to bear that risk for an indefinite period.

3. You acknowledge that neither we nor any person representing us has made any representation to you about us or the private placement or sale of the Shares, other than the information contained in this private placement memorandum and the subscription agreement which have been delivered to you and upon which you are relying in making your investment decision relating to the Shares and, accordingly, you acknowledge that no representation or warranty is made as to the accuracy or completeness of these materials. You have had access to financial and other information concerning us and the Shares as you have deemed necessary in connection with your decision to purchase the Shares, including an opportunity to ask questions of and request information from us.

4. You are purchasing the Shares for your own account, or for one or more investor accounts for which you are acting as a fiduciary or agent, in each case for investment, and not with a view to, or for offer or sale in connection with, any distribution of the Shares in violation of the Securities Act, subject to any requirement of law that the disposition of your property or the property of an investor account or accounts be at all times within your or their control and subject to your or their ability to resell the Shares pursuant to any exemption from registration available under the Securities Act.

5. You acknowledge that we and others will rely upon the truth and accuracy of your acknowledgments, representations and agreements and agree that, if any of the acknowledgments, representations or warranties deemed to have been made by you by your purchase of the Shares are no longer accurate, you shall promptly notify us. If you are acquiring any of the Shares as a fiduciary or agent for one or more investor accounts, you represent that you have sole investment discretion for each such account and that you have full power to make these acknowledgments, representations and agreements on behalf of each such account.

MATERIAL UNITED STATES FEDERAL TAX CONSIDERATIONS
      This summary of material United States federal tax considerations is for general information only and is not tax advice. We urge you to consult your tax advisor with respect to the application of the United States federal income tax laws to your particular situation as well as any tax consequences arising under the Federal estate or gift tax rules or under the laws of any state, local, foreign or other taxing jurisdiction or under any applicable tax treaty.
Consequences to U.S. Holders
      The following is a summary of certain United States federal income tax consequences that will apply to you if you are a U.S. holder of the Shares. “Non-U.S. holders” of the Shares should consult their tax advisors with respect to tax consequences arising under the tax laws of both the United States and other jurisdictions. “U.S. holder” means a beneficial owner of a Share that is:

•	an individual citizen or resident of the United States;

•	A corporation or other entity taxable as a corporation for United States federal income tax purposes, or partnership, or other entity taxable as a partnership for United States federal income tax purposes, created or organized in the United States or under the laws of the United States, any state thereof, or the District of Columbia;

•	an estate, the income of which is subject to United States federal income taxation regardless its source; or

•	A trust that (1) is subject to the primary supervision of a United States court and the control of one or more United States persons or (2) has a valid election in effect under applicable Treasury Regulations to be treated as a United States person.

Sale, Exchange or Redemption of the Shares
      Upon the sale, exchange (other than a conversion or other tax-free exchange) or redemption of a Share, you generally will recognize capital gain equal to the amount by which the cash proceeds and the fair market value of any property that you receive on the sale, exchange or redemption exceeds your adjusted tax basis in the Share for determining gain, or capital loss equal to the amount by which your adjusted tax basis in the Share for determining loss exceeds the cash proceeds and the fair market value of any property you receive on the sale,. Your adjusted tax basis in a Share generally will equal the amount you paid for the Share. If you are an individual and have held the Share for more than one year, such capital gain will generally be subject to tax at a maximum rate of 15% (5% in the case of gain that would otherwise be taxed at a regular tax rate below 25%, i.e., at 10% or 15%) Your ability to deduct capital losses may be limited. As the law presently stands, after 2008, long-term capital gains of noncorporate taxpayers now taxed at a rate of 5% will be taxed at a rate of 10% (8% for Shares held for more than five years), and long-term capital gains now taxed at a rate of 15% will be taxed at a rate of 20% (18% for Shares held for more than five years).

Dividends
      Distributions, if any, made to you as a shareholder generally will be dividend income to the extent of our current or accumulated earnings and profits. Such dividends will ordinarily be Qualified Dividends, taxable, if paid before 2009, at the same rate as capital gains (i.e., 15% or 5%). Thereafter, under current law, all dividends received will again be taxable at ordinary income rates. Distributions in excess of our current and accumulated earnings and profits will be treated as a return of capital to the extent of your basis in the common stock and any amount in excess of your basis as capital gain from the sale or exchange of such common stock. Subject to certain restrictions, if you are a corporate U.S. holder, dividends received by you will be eligible for a dividends received deduction.

Liquidated Damages
      In the event of a registration default, we are required to pay liquidated damages. You must include any such liquidated damages paid or accrued as ordinary income at the time it is received or accrued, in accordance with your regular method of accounting for United States federal income tax purposes. See “Registration Rights — Liquidated Damages,” above.

Backup Withholding and Information Reporting
      We are required to furnish to the record holders of the Shares, other than corporations and other exempt holders, and to the IRS, information with respect to dividends paid on Shares.
      You may be subject to backup withholding with respect to dividends paid on the Shares or with respect to proceeds received from a disposition of the Shares. Certain holders (including, among others, corporations and certain tax-exempt organizations) are generally not subject to backup withholding. You will be subject to backup withholding if you are not otherwise exempt and you (i) fail to furnish your taxpayer identification number (“TIN”), which, for an individual is ordinarily his or her social security number; (ii) furnish an incorrect TIN; (iii) are notified by the IRS that you have failed to properly report payments of interest or dividends; or (iv) fail to certify, under penalties of perjury, that you have furnished a correct TIN and that the IRS has not notified you that you are subject to backup withholding. Backup withholding is not an additional tax but, rather, is a method of tax collection. U.S. holders will be entitled to credit any amounts withheld under the backup withholding rules against your actual tax liabilities provided the required information is furnished to the IRS.
      The preceding discussion of material United States federal income tax considerations is for general information only and is not tax advice. Accordingly, you are urged to consult your tax advisors as to the particular tax considerations to you of the acquisition, ownership and disposition of the Shares, including the effect and applicability of state, local, foreign or other tax laws, as well as the consequences of any proposed change in applicable laws.
LEGAL MATTERS
      Certain legal matters will be passed upon for us by Horgan, Rosen, Beckham & Coren, LLP, a California limited liability partnership.
INDEPENDENT AUDITORS
      The financial statements of First California Bank as of and for the year ended December 31, 2004, have been audited by Moss Adams LLP, independent auditors, as stated in their report appearing therein. The financial statements of South Coast Bancorp, Inc., as of and for the year ended December 31, 2004, have been audited by Grant Thornton LLP, independent auditors, as stated in their report appearing therein.
AVAILABLE INFORMATION
      We have engaged Keefe, Bruyette & Woods, Inc. to act as our exclusive placement agent, on a “best efforts” basis, to arrange the private placement of the Shares offered hereby. The placement agent will act as primary contact for, and will be available to consult with, any prospective investor to whom this memorandum has been delivered.

      We have agreed to make available to each prospective investor, prior to the sale of the Shares, the opportunity to ask questions of and receive answers from us concerning the terms and conditions of the offering and to obtain any additional information necessary to verify the accuracy of the information contained in this memorandum or for any other purpose relevant to a prospective investment in the Shares offered hereby. However, we may choose not to supply such additional information if we do not possess it and cannot obtain it upon reasonable effort and expense.
      In connection with the holding company formation for the Bank, the Company will file a registration statement on Form S-4 with the SEC. This registration statement is not part of this private placement memorandum. We are not currently subject to the information reporting requirements of the Exchange Act. However, once our registration statement on Form S-4 is declared effective by the SEC, we will be subject to such reporting requirements and will file reports and other information with the SEC. You will then be able to access these reports and other information. It is anticipated that our registration statement will be declared effective prior to September 30, 2005. We intend to furnish our shareholders with annual reports containing financial statements audited and reported on by our independent auditors and quarterly reports containing unaudited interim financial information for each of the first three fiscal quarters of each fiscal year after becoming subject to the reporting requirements under the Exchange Act.
      All communications or inquires relating to these materials or to a possible investment in us should be directed to the following individual:
Keefe, Bruyette & Woods, Inc.
Direct phone: (212) 887-8908
Main Phone: (212) 887-7777
Facsimile: (212) 582-5419
787 Seventh Avenue, 4th Floor
New York, NY 10019
Attn: Jeffrey Evans

CONFIDENTIAL
PRIVATE PLACEMENT MEMORANDUM
                            Shares
FCB Bancorp
Common Stock
KEEFE, BRUYETTE & WOODS
                    , 2005

      As you have previously agreed with the placement agent, this private placement memorandum is confidential. The acceptance of this private placement memorandum from the Company or the placement agent constitutes an agreement by the recipient hereof, pending FCB Bancorp’s public disclosure of material, non-public information contained herein, (a) not to use any such information other than in connection with evaluating this offering, (b) not to purchase or sell FCB Bancorp securities outside of this offering, and (c) to abide by all applicable restrictions imposed by the United States securities laws in connection with this offering. FCB Bancorp will publicly disclose all material, non-public information contained herein in a registration statement filed in connection with the holding company reorganization. If you have received a copy of this private placement memorandum without having agreed to such restrictions, please notify the placement agent at (212) 887-8908 or (212) 887-7777 so as to make arrangements for its return.